UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21990

Fidelity Commonwealth Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2020

Item 1.

Reports to Stockholders

Fidelity® Large Cap Growth Enhanced Index Fund

Fidelity® Large Cap Value Enhanced Index Fund

Fidelity® Large Cap Core Enhanced Index Fund

Fidelity® Mid Cap Enhanced Index Fund

Fidelity® International Enhanced Index Fund

Semi-Annual Report

February 29, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
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Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Fidelity® Large Cap Growth Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Value Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Large Cap Core Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® International Enhanced Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following the end of this reporting period, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Large Cap Growth Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Apple, Inc.	8.3
Microsoft Corp.	8.1
Amazon.com, Inc.	5.0
Facebook, Inc. Class A	3.7
Alphabet, Inc. Class A	2.6
Visa, Inc. Class A	2.5
Alphabet, Inc. Class C	2.2
UnitedHealth Group, Inc.	2.2
MasterCard, Inc. Class A	1.8
Merck & Co., Inc.	1.7
38.1

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	38.4
Health Care	15.8
Consumer Discretionary	12.0
Communication Services	11.1
Industrials	7.7
Consumer Staples	5.8
Financials	4.6
Real Estate	2.9
Utilities	0.4
Energy	0.3

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks and Equity Futures	100.0%

 * Foreign investments - 2.5%

Fidelity® Large Cap Growth Enhanced Index Fund

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Diversified Telecommunication Services - 0.2%
Verizon Communications, Inc.	39,436	$2,135,854
Zayo Group Holdings, Inc. (a)	17,046	596,440
		2,732,294
Entertainment - 2.0%
Electronic Arts, Inc. (a)	44,837	4,545,127
Netflix, Inc. (a)	46,508	17,162,847
		21,707,974
Interactive Media & Services - 8.5%
Alphabet, Inc.:
Class A (a)	21,928	29,367,074
Class C (a)	18,393	24,634,297
Facebook, Inc. Class A (a)	212,609	40,920,854
		94,922,225
Media - 0.4%
Comcast Corp. Class A	26,567	1,074,104
Omnicom Group, Inc.	47,272	3,275,004
		4,349,108

TOTAL COMMUNICATION SERVICES		123,711,601

CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.5%
Gentex Corp.	203,639	5,437,161
Automobiles - 0.2%
Tesla, Inc. (a)	2,922	1,951,867
Distributors - 0.0%
LKQ Corp. (a)	5,733	169,582
Diversified Consumer Services - 0.3%
Frontdoor, Inc. (a)	88,508	3,752,739
Hotels, Restaurants & Leisure - 0.8%
McDonald's Corp.	23,914	4,643,381
Starbucks Corp.	53,243	4,175,848
		8,819,229
Household Durables - 1.0%
D.R. Horton, Inc.	48,112	2,562,926
Garmin Ltd.	2,606	230,344
Lennar Corp. Class A	26,975	1,627,672
NVR, Inc. (a)	1,829	6,707,272
PulteGroup, Inc.	1,623	65,245
		11,193,459
Internet & Direct Marketing Retail - 5.3%
Amazon.com, Inc. (a)	29,200	55,005,500
eBay, Inc.	71,223	2,467,165
The Booking Holdings, Inc. (a)	806	1,366,702
		58,839,367
Multiline Retail - 0.2%
Dollar General Corp.	12,799	1,923,690
Specialty Retail - 2.2%
AutoZone, Inc. (a)	4,712	4,865,187
Best Buy Co., Inc.	22,040	1,667,326
Lowe's Companies, Inc.	9,465	1,008,685
The Home Depot, Inc.	73,253	15,957,434
TJX Companies, Inc.	14,629	874,814
		24,373,446
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp. (a)	34,486	5,993,667
lululemon athletica, Inc. (a)	5,323	1,157,273
NIKE, Inc. Class B	110,531	9,879,261
		17,030,201

TOTAL CONSUMER DISCRETIONARY		133,490,741

CONSUMER STAPLES - 5.8%
Beverages - 1.9%
Monster Beverage Corp. (a)	105,120	6,560,539
PepsiCo, Inc.	45,643	6,026,245
The Coca-Cola Co.	161,253	8,625,423
		21,212,207
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	51,877	14,584,700
Performance Food Group Co. (a)	9,735	412,764
Sysco Corp.	36,935	2,461,718
U.S. Foods Holding Corp. (a)	30,834	1,037,256
Walmart, Inc.	51,561	5,552,088
		24,048,526
Food Products - 0.9%
General Mills, Inc.	101,474	4,972,226
Lamb Weston Holdings, Inc.	2,656	230,780
The Hershey Co.	35,917	5,171,689
		10,374,695
Household Products - 0.6%
Procter & Gamble Co.	60,783	6,882,459
Tobacco - 0.2%
Philip Morris International, Inc.	25,446	2,083,264

TOTAL CONSUMER STAPLES		64,601,151

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Cheniere Energy, Inc. (a)	20,560	1,054,522
ONEOK, Inc.	29,921	1,996,329
		3,050,851
FINANCIALS - 4.6%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	13,965	1,973,255
LPL Financial	68,474	5,442,314
Moody's Corp.	4,938	1,185,268
MSCI, Inc.	11,695	3,455,171
Raymond James Financial, Inc.	14,312	1,196,913
S&P Global, Inc.	19,485	5,181,256
SEI Investments Co.	98,987	5,415,579
T. Rowe Price Group, Inc.	51,540	6,082,235
		29,931,991
Consumer Finance - 0.5%
Synchrony Financial	168,337	4,898,607
Insurance - 1.1%
Aon PLC	2,347	488,176
Brown & Brown, Inc.	24,418	1,050,218
Markel Corp. (a)	604	713,686
Primerica, Inc.	33,868	3,770,863
Progressive Corp.	88,220	6,454,175
		12,477,118
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	84,547	3,689,631
TFS Financial Corp.	3,269	66,818
		3,756,449

TOTAL FINANCIALS		51,064,165

HEALTH CARE - 15.8%
Biotechnology - 4.1%
AbbVie, Inc.	182,207	15,616,962
Alnylam Pharmaceuticals, Inc. (a)	757	89,069
Amgen, Inc.	64,364	12,855,422
Biogen, Inc. (a)	24,620	7,592,562
Incyte Corp. (a)	14,267	1,075,874
Regeneron Pharmaceuticals, Inc. (a)	16,682	7,416,317
Vertex Pharmaceuticals, Inc. (a)	6,474	1,450,370
		46,096,576
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	64,302	4,953,183
Align Technology, Inc. (a)	15,536	3,392,286
Boston Scientific Corp. (a)	191,257	7,151,099
DexCom, Inc. (a)	19,557	5,397,732
Edwards Lifesciences Corp. (a)	41,586	8,518,476
Hill-Rom Holdings, Inc.	40,546	3,894,443
Hologic, Inc. (a)	39,380	1,855,586
Medtronic PLC	16,681	1,679,276
Novocure Ltd. (a)	49,393	3,593,341
West Pharmaceutical Services, Inc.	2,191	329,877
		40,765,299
Health Care Providers & Services - 2.5%
Anthem, Inc.	13,836	3,557,097
Chemed Corp.	741	309,456
Humana, Inc.	613	195,964
UnitedHealth Group, Inc.	92,984	23,707,201
		27,769,718
Health Care Technology - 1.0%
Cerner Corp.	70,364	4,874,114
Veeva Systems, Inc. Class A (a)	43,986	6,244,692
		11,118,806
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	2,669	205,700
Thermo Fisher Scientific, Inc.	1,686	490,289
		695,989
Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	200,260	11,827,356
Bristol-Myers Squibb Co. rights (a)	43,063	144,261
Eli Lilly & Co.	73,536	9,275,096
Johnson & Johnson	62,458	8,399,352
Merck & Co., Inc.	253,772	19,428,784
		49,074,849

TOTAL HEALTH CARE		175,521,237

INDUSTRIALS - 7.7%
Aerospace & Defense - 2.0%
Harris Corp.	37,619	7,438,405
HEICO Corp.	33,015	3,560,668
Lockheed Martin Corp.	4,208	1,556,413
Northrop Grumman Corp.	4,709	1,548,508
Raytheon Co.	7,310	1,378,374
The Boeing Co.	21,297	5,859,018
United Technologies Corp.	5,293	691,213
		22,032,599
Airlines - 0.4%
Southwest Airlines Co.	86,494	3,995,158
Building Products - 0.6%
Builders FirstSource, Inc. (a)	63,842	1,449,852
Fortune Brands Home & Security, Inc.	52,224	3,224,832
Simpson Manufacturing Co. Ltd.	25,280	2,007,990
		6,682,674
Commercial Services & Supplies - 1.0%
Cintas Corp.	26,682	7,117,157
Republic Services, Inc.	13,429	1,212,102
UniFirst Corp.	13,751	2,555,073
		10,884,332
Construction & Engineering - 0.4%
EMCOR Group, Inc.	64,675	4,974,801
Electrical Equipment - 0.1%
AMETEK, Inc.	14,000	1,204,000
Machinery - 0.9%
Allison Transmission Holdings, Inc.	22,217	902,010
Cummins, Inc.	34,784	5,262,471
IDEX Corp.	5,742	849,816
Rexnord Corp.	74,559	2,174,140
WABCO Holdings, Inc. (a)	3,234	436,913
Watts Water Technologies, Inc. Class A	2,627	246,702
		9,872,052
Professional Services - 1.0%
CoStar Group, Inc. (a)	3,935	2,626,967
IHS Markit Ltd.	39,490	2,813,268
Robert Half International, Inc.	112,242	5,658,119
TransUnion Holding Co., Inc.	2,278	202,560
		11,300,914
Road & Rail - 0.9%
CSX Corp.	95,638	6,737,697
Landstar System, Inc.	4,028	406,707
Union Pacific Corp.	19,619	3,135,312
		10,279,716
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	14,744	4,092,050

TOTAL INDUSTRIALS		85,318,296

INFORMATION TECHNOLOGY - 38.4%
Communications Equipment - 1.5%
Cisco Systems, Inc.	426,489	17,029,706
Electronic Equipment & Components - 1.7%
Dolby Laboratories, Inc. Class A	8,594	564,626
Keysight Technologies, Inc. (a)	70,966	6,724,738
National Instruments Corp.	141,887	5,715,208
Zebra Technologies Corp. Class A (a)	25,573	5,395,136
		18,399,708
IT Services - 7.5%
Accenture PLC Class A	30,170	5,448,400
Amdocs Ltd.	86,489	5,513,674
Booz Allen Hamilton Holding Corp. Class A	4,001	285,271
CACI International, Inc. Class A (a)	713	174,699
EPAM Systems, Inc. (a)	10,211	2,279,095
Genpact Ltd.	70,817	2,723,622
GoDaddy, Inc. (a)	51,090	3,575,278
IBM Corp.	42,988	5,594,888
MasterCard, Inc. Class A	70,525	20,469,881
Maximus, Inc.	1,874	118,099
PayPal Holdings, Inc. (a)	37,127	4,009,345
VeriSign, Inc. (a)	30,356	5,760,051
Visa, Inc. Class A	152,009	27,629,156
		83,581,459
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Micro Devices, Inc. (a)	162,142	7,374,218
Applied Materials, Inc.	91,514	5,318,794
Broadcom, Inc.	8,947	2,439,131
Intel Corp.	96,699	5,368,728
Lam Research Corp.	29,674	8,707,242
NVIDIA Corp.	22,079	5,962,876
Qorvo, Inc. (a)	2,590	260,502
Qualcomm, Inc.	15,515	1,214,825
Texas Instruments, Inc.	27,153	3,099,243
		39,745,559
Software - 15.8%
Adobe, Inc. (a)	53,434	18,441,142
Atlassian Corp. PLC (a)	10,571	1,532,372
Cadence Design Systems, Inc. (a)	108,068	7,147,618
Citrix Systems, Inc.	1,446	149,502
DocuSign, Inc. (a)	13,679	1,180,634
Dropbox, Inc. Class A (a)	318,614	6,232,090
Intuit, Inc.	41,480	11,027,458
Manhattan Associates, Inc. (a)	40,645	2,737,847
Microsoft Corp.	558,325	90,454,233
Nuance Communications, Inc. (a)	154,335	3,336,723
Oracle Corp.	148,814	7,360,340
Parametric Technology Corp. (a)	1,879	141,958
RealPage, Inc. (a)	4,142	265,502
Salesforce.com, Inc. (a)	95,135	16,211,004
SS&C Technologies Holdings, Inc.	27,662	1,535,241
Synopsys, Inc. (a)	53,281	7,349,048
Verint Systems, Inc. (a)	10,119	555,331
		175,658,043
Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	335,287	91,654,053

TOTAL INFORMATION TECHNOLOGY		426,068,528

MATERIALS - 0.2%
Chemicals - 0.2%
NewMarket Corp.	2,767	1,075,229
Valvoline, Inc.	27,283	532,019
		1,607,248
Containers & Packaging - 0.0%
Ardagh Group SA	4,262	74,713

TOTAL MATERIALS		1,681,961

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.9%
Alexandria Real Estate Equities, Inc.	2,757	418,733
American Homes 4 Rent Class A	34,589	895,509
American Tower Corp.	59,349	13,460,353
Americold Realty Trust	23,365	716,605
Douglas Emmett, Inc.	98,543	3,762,372
Essex Property Trust, Inc.	13,044	3,696,148
Gaming & Leisure Properties	58,997	2,635,396
PS Business Parks, Inc.	1,914	284,325
Realty Income Corp.	21,382	1,547,843
Rexford Industrial Realty, Inc.	24,604	1,150,729
SBA Communications Corp. Class A	14,222	3,770,110
		32,338,123
UTILITIES - 0.4%
Electric Utilities - 0.3%
Alliant Energy Corp.	27,290	1,422,355
Southern Co.	23,861	1,440,250
		2,862,605
Multi-Utilities - 0.1%
Dominion Energy, Inc.	13,707	1,071,613

TOTAL UTILITIES		3,934,218

TOTAL COMMON STOCKS
(Cost $775,592,483)		1,100,780,872
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (b)
(Cost $599,511)	600,000	599,593
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 1.60% (c)
(Cost $12,863,483)	12,860,911	12,863,483
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $789,055,477)		1,114,243,948
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,337,538)
NET ASSETS - 100%		$1,109,906,410

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	March 2020	$9,295,965	$(800,417)	$(800,417)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $599,593.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$94,734
Fidelity Securities Lending Cash Central Fund	2,983
Total	$97,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$123,711,601	$123,711,601	$--	$--
Consumer Discretionary	133,490,741	133,490,741	--	--
Consumer Staples	64,601,151	64,601,151	--	--
Energy	3,050,851	3,050,851	--	--
Financials	51,064,165	51,064,165	--	--
Health Care	175,521,237	175,521,237	--	--
Industrials	85,318,296	85,318,296	--	--
Information Technology	426,068,528	426,068,528	--	--
Materials	1,681,961	1,681,961	--	--
Real Estate	32,338,123	32,338,123	--	--
Utilities	3,934,218	3,934,218	--	--
U.S. Government and Government Agency Obligations	599,593	--	599,593	--
Money Market Funds	12,863,483	12,863,483	--	--
Total Investments in Securities:	$1,114,243,948	$1,113,644,355	$599,593	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(800,417)	$(800,417)	$--	$--
Total Liabilities	$(800,417)	$(800,417)	$--	$--
Total Derivative Instruments:	$(800,417)	$(800,417)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(800,417)
Total Equity Risk	0	(800,417)
Total Value of Derivatives	$0	$(800,417)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Growth Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $776,191,994)	$1,101,380,465
Fidelity Central Funds (cost $12,863,483)	12,863,483
Total Investment in Securities (cost $789,055,477)		$1,114,243,948
Segregated cash with brokers for derivative instruments		59,935
Receivable for investments sold		12,318,089
Receivable for fund shares sold		1,932,258
Dividends receivable		1,130,851
Distributions receivable from Fidelity Central Funds		25,080
Total assets		1,129,710,161
Liabilities
Payable for investments purchased	$11,350,211
Payable for fund shares redeemed	8,023,173
Accrued management fee	404,032
Payable for daily variation margin on futures contracts	26,335
Total liabilities		19,803,751
Net Assets		$1,109,906,410
Net Assets consist of:
Paid in capital		$760,837,715
Total accumulated earnings (loss)		349,068,695
Net Assets		$1,109,906,410
Net Asset Value, offering price and redemption price per share ($1,109,906,410 ÷ 54,317,140 shares)		$20.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$6,838,603
Interest		5,202
Income from Fidelity Central Funds (including $2,983 from security lending)		97,717
Total income		6,941,522
Expenses
Management fee	$2,260,832
Independent trustees' fees and expenses	3,035
Commitment fees	1,340
Total expenses before reductions	2,265,207
Expense reductions	(383)
Total expenses after reductions		2,264,824
Net investment income (loss)		4,676,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,308,443
Fidelity Central Funds	146
Futures contracts	(617,307)
Total net realized gain (loss)		34,691,282
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	8,078,909
Futures contracts	(931,155)
Total change in net unrealized appreciation (depreciation)		7,147,754
Net gain (loss)		41,839,036
Net increase (decrease) in net assets resulting from operations		$46,515,734

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,676,698	$11,621,782
Net realized gain (loss)	34,691,282	29,531,018
Change in net unrealized appreciation (depreciation)	7,147,754	(34,242,156)
Net increase (decrease) in net assets resulting from operations	46,515,734	6,910,644
Distributions to shareholders	(36,697,344)	(74,861,683)
Share transactions
Proceeds from sales of shares	78,372,985	170,935,114
Reinvestment of distributions	34,711,004	71,477,254
Cost of shares redeemed	(119,493,217)	(249,950,148)
Net increase (decrease) in net assets resulting from share transactions	(6,409,228)	(7,537,780)
Total increase (decrease) in net assets	3,409,162	(75,488,819)
Net Assets
Beginning of period	1,106,497,248	1,181,986,067
End of period	$1,109,906,410	$1,106,497,248
Other Information
Shares
Sold	3,636,941	8,835,455
Issued in reinvestment of distributions	1,619,739	4,077,425
Redeemed	(5,618,856)	(13,010,061)
Net increase (decrease)	(362,176)	(97,181)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Growth Enhanced Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$20.24	$21.58	$17.61	$16.65	$13.86	$15.42	$14.22
Income from Investment Operations
Net investment income (loss)D	.09	.21	.23	.12	.22	.20	.20
Net realized and unrealized gain (loss)	.78	(.15)	4.40	1.04	2.73	(1.09)	2.15
Total from investment operations	.87	.06	4.63	1.16	2.95	(.89)	2.35
Distributions from net investment income	(.18)	(.24)E	(.18)	(.04)	(.16)	(.18)	(.15)
Distributions from net realized gain	(.51)	(1.16)E	(.48)	(.16)	–	(.49)	(1.00)
Total distributions	(.68)F	(1.40)	(.66)	(.20)	(.16)	(.67)	(1.15)
Net asset value, end of period	$20.43	$20.24	$21.58	$17.61	$16.65	$13.86	$15.42
Total ReturnG,H	4.16%	1.28%	26.86%	7.04%	21.33%	(6.01)%	17.46%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%K	.39%	.39%	.40%K	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%K	.39%	.39%	.40%K	.45%	.45%	.45%
Expenses net of all reductions	.39%K	.39%	.39%	.40%K	.45%	.45%	.45%
Net investment income (loss)	.81%K	1.07%	1.18%	1.44%K	1.43%	1.38%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$1,109,906	$1,106,497	$1,181,986	$924,332	$825,463	$449,088	$404,087
Portfolio turnover rateC	88%K	85%	100%	110%K	86%	89%	69%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 29.

 C Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 D Calculated based on average shares outstanding during the period.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total distributions of $.68 per share is comprised of distributions from net investment income of $.177 and distributions from net realized gain of $.506 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
JPMorgan Chase & Co.	3.3
Berkshire Hathaway, Inc. Class B	2.6
Procter & Gamble Co.	2.5
AT&T, Inc.	2.5
Intel Corp.	2.4
Johnson & Johnson	2.3
Verizon Communications, Inc.	2.2
Exxon Mobil Corp.	1.9
Bank of America Corp.	1.8
Chevron Corp.	1.8
23.3

Top Market Sectors as of February 29, 2020

% of fund's net assets
Financials	21.4
Health Care	14.9
Industrials	9.8
Communication Services	9.2
Consumer Staples	9.1
Information Technology	7.9
Utilities	7.7
Consumer Discretionary	6.3
Energy	5.1
Real Estate	3.5

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 4.8%

Fidelity® Large Cap Value Enhanced Index Fund

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
COMMUNICATION SERVICES - 9.2%
Diversified Telecommunication Services - 5.1%
AT&T, Inc.	2,625,468	$92,468,983
CenturyLink, Inc. (a)	1,087,576	13,127,042
Verizon Communications, Inc.	1,525,185	82,604,020
		188,200,045
Entertainment - 1.6%
Electronic Arts, Inc. (b)	156,777	15,892,484
The Walt Disney Co.	357,353	42,042,580
		57,935,064
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (b)	7,341	9,831,434
Media - 2.2%
Comcast Corp. Class A	1,089,913	44,065,183
DISH Network Corp. Class A (b)	501,593	16,813,397
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	297,690	13,297,812
Liberty SiriusXM Series C (b)	140,302	6,260,275
Omnicom Group, Inc.	32,998	2,286,101
		82,722,768

TOTAL COMMUNICATION SERVICES		338,689,311

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.3%
BorgWarner, Inc.	296,897	9,381,945
Automobiles - 0.6%
Ford Motor Co.	3,245,814	22,590,865
Distributors - 0.2%
LKQ Corp. (b)	235,877	6,977,242
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. (b)	6,520	1,024,618
Frontdoor, Inc. (b)	213,721	9,061,770
Laureate Education, Inc. Class A (b)	12,553	234,741
Service Corp. International	22,847	1,091,858
		11,412,987
Hotels, Restaurants & Leisure - 1.0%
Extended Stay America, Inc. unit	1,552,940	17,051,281
International Game Technology PLC (a)	277,930	2,957,175
McDonald's Corp.	82,945	16,105,431
		36,113,887
Household Durables - 1.9%
D.R. Horton, Inc.	418,665	22,302,285
Garmin Ltd.	247,979	21,918,864
KB Home	21,781	709,843
Lennar Corp. Class A	161,682	9,755,892
PulteGroup, Inc.	243,738	9,798,268
Taylor Morrison Home Corp. (b)	19,062	429,276
Tempur Sealy International, Inc. (b)	69,468	5,192,733
		70,107,161
Multiline Retail - 0.4%
Target Corp.	153,393	15,799,479
Specialty Retail - 0.7%
AutoNation, Inc. (b)	119,000	5,084,870
Best Buy Co., Inc.	125,402	9,486,661
Dick's Sporting Goods, Inc.	58,320	2,123,431
The Home Depot, Inc.	46,255	10,076,189
Tiffany & Co., Inc.	2,318	309,662
		27,080,813
Textiles, Apparel & Luxury Goods - 0.9%
Deckers Outdoor Corp. (b)	38,461	6,684,522
NIKE, Inc. Class B	199,245	17,808,518
Ralph Lauren Corp.	84,982	8,966,451
		33,459,491

TOTAL CONSUMER DISCRETIONARY		232,923,870

CONSUMER STAPLES - 9.1%
Beverages - 0.2%
The Coca-Cola Co.	98,273	5,256,623
Food & Staples Retailing - 2.8%
Kroger Co.	935,678	26,320,622
U.S. Foods Holding Corp. (b)	464,504	15,625,915
Walmart, Inc.	577,730	62,209,966
		104,156,503
Food Products - 1.4%
Darling International, Inc. (b)	39,735	1,021,190
General Mills, Inc.	343,524	16,832,676
Ingredion, Inc.	11,341	944,705
Lamb Weston Holdings, Inc.	20,353	1,768,472
Mondelez International, Inc.	26,015	1,373,592
Seaboard Corp.	45	153,675
The Hershey Co.	63,925	9,204,561
Tyson Foods, Inc. Class A	305,122	20,696,425
		51,995,296
Household Products - 3.0%
Kimberly-Clark Corp.	131,217	17,214,358
Procter & Gamble Co.	832,043	94,212,229
		111,426,587
Personal Products - 0.4%
Coty, Inc. Class A	1,681,281	15,518,224
Tobacco - 1.3%
Philip Morris International, Inc.	591,350	48,413,825

TOTAL CONSUMER STAPLES		336,767,058

ENERGY - 5.1%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	45,825	1,241,399
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	700,005	65,338,467
ConocoPhillips Co.	612,422	29,653,473
EOG Resources, Inc.	26,508	1,676,896
Exxon Mobil Corp.	1,338,857	68,870,804
HollyFrontier Corp.	41,576	1,400,280
Kinder Morgan, Inc.	876,727	16,806,857
ONEOK, Inc.	29,826	1,989,991
Valero Energy Corp.	24,063	1,594,174
		187,330,942

TOTAL ENERGY		188,572,341

FINANCIALS - 21.4%
Banks - 8.4%
Bank of America Corp.	2,401,322	68,437,677
Citigroup, Inc.	718,335	45,585,539
First Hawaiian, Inc.	13,754	329,408
First Horizon National Corp.	143,430	1,911,922
Investors Bancorp, Inc.	67,544	711,914
JPMorgan Chase & Co.	1,037,448	120,458,090
M&T Bank Corp.	70,523	9,900,019
Regions Financial Corp.	755,477	10,214,049
Truist Financial Corp.	16,573	764,678
U.S. Bancorp	33,117	1,537,953
Wells Fargo & Co.	1,292,782	52,810,145
		312,661,394
Capital Markets - 3.5%
Affiliated Managers Group, Inc.	244,371	18,381,587
Ameriprise Financial, Inc.	70,009	9,892,272
Bank of New York Mellon Corp.	112,411	4,485,199
BlackRock, Inc. Class A	5,382	2,491,920
CME Group, Inc.	1,131	224,865
Goldman Sachs Group, Inc.	79,522	15,965,632
Invesco Ltd.	1,155,669	16,641,634
LPL Financial	48,868	3,884,029
Moody's Corp.	13,381	3,211,841
Morgan Stanley	618,415	27,847,227
State Street Corp.	372,802	25,391,544
		128,417,750
Consumer Finance - 1.1%
Ally Financial, Inc.	413,501	10,366,470
Navient Corp.	775,465	8,708,472
Synchrony Financial	672,625	19,573,388
		38,648,330
Diversified Financial Services - 3.1%
AXA Equitable Holdings, Inc.	552,587	11,825,362
Berkshire Hathaway, Inc. Class B (b)	463,101	95,556,260
Cannae Holdings, Inc. (b)	13,778	513,782
Jefferies Financial Group, Inc.	335,996	6,622,481
		114,517,885
Insurance - 4.3%
Allstate Corp.	272,618	28,693,045
American Financial Group, Inc.	32,220	2,977,772
American National Insurance Co.	4,739	466,128
Aon PLC	1,597	332,176
Arch Capital Group Ltd. (b)	220,149	8,900,624
Chubb Ltd.	3,481	504,849
First American Financial Corp.	361,102	20,618,924
FNF Group	325,445	12,614,248
Hanover Insurance Group, Inc.	34,575	4,098,521
Hartford Financial Services Group, Inc.	328,527	16,409,924
Lincoln National Corp.	81,283	3,689,435
MetLife, Inc.	75,884	3,241,764
Old Republic International Corp.	85,400	1,684,088
Primerica, Inc.	54,893	6,111,787
Progressive Corp.	303,907	22,233,836
Prudential Financial, Inc.	75,486	5,695,419
Selective Insurance Group, Inc.	50,094	2,794,243
Unum Group	489,240	11,404,184
W.R. Berkley Corp.	104,195	6,995,652
		159,466,619
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	156,324	2,663,761
Annaly Capital Management, Inc.	2,389,425	21,170,306
Blackstone Mortgage Trust, Inc.	16,569	597,478
Invesco Mortgage Capital, Inc.	49,532	796,475
MFA Financial, Inc.	1,331,673	9,627,996
New Residential Investment Corp.	71,768	1,116,710
Starwood Property Trust, Inc.	101,993	2,262,205
		38,234,931
Thrifts & Mortgage Finance - 0.0%
MGIC Investment Corp.	95,130	1,144,414

TOTAL FINANCIALS		793,091,323

HEALTH CARE - 14.9%
Biotechnology - 2.5%
Amgen, Inc.	71,546	14,289,883
Biogen, Inc. (b)	100,211	30,904,070
Gilead Sciences, Inc.	276,507	19,178,526
Regeneron Pharmaceuticals, Inc. (b)	61,422	27,306,379
		91,678,858
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	515,883	39,738,467
Baxter International, Inc.	15,907	1,327,757
Boston Scientific Corp. (b)	261,019	9,759,500
CONMED Corp.	6,496	614,781
Danaher Corp.	171,927	24,857,206
Edwards Lifesciences Corp. (b)	52,551	10,764,547
Hill-Rom Holdings, Inc.	192,055	18,446,883
Hologic, Inc. (b)	429,998	20,261,506
Medtronic PLC	498,660	50,200,102
		175,970,749
Health Care Providers & Services - 1.3%
Anthem, Inc.	26,715	6,868,159
Cardinal Health, Inc.	7,867	410,028
Cigna Corp.	3,971	726,455
CVS Health Corp.	373,025	22,075,620
DaVita HealthCare Partners, Inc. (b)	59,795	4,641,288
McKesson Corp.	86,909	12,155,093
UnitedHealth Group, Inc.	1,633	416,350
		47,292,993
Health Care Technology - 0.4%
Cerner Corp.	215,801	14,948,535
Life Sciences Tools & Services - 0.0%
QIAGEN NV (b)	8,269	296,857
Thermo Fisher Scientific, Inc.	1,558	453,066
		749,923
Pharmaceuticals - 6.0%
Allergan PLC	54,188	10,332,026
Bristol-Myers Squibb Co.	614,473	36,290,775
Eli Lilly & Co.	99,788	12,586,260
Johnson & Johnson	643,532	86,542,183
Merck & Co., Inc.	282,702	21,643,665
Mylan NV (b)	1,140,140	19,599,007
Pfizer, Inc.	1,048,549	35,042,508
		222,036,424

TOTAL HEALTH CARE		552,677,482

INDUSTRIALS - 9.8%
Aerospace & Defense - 3.5%
Arconic, Inc.	765,513	22,467,807
Harris Corp.	129,290	25,564,512
Moog, Inc. Class A	115,070	8,874,198
Northrop Grumman Corp.	56,176	18,472,916
Parsons Corp.	152,923	5,977,760
Raytheon Co.	8,375	1,579,190
Teledyne Technologies, Inc. (b)	2,687	906,379
United Technologies Corp.	365,075	47,675,144
		131,517,906
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	189,200	11,683,100
Johnson Controls International PLC	217,919	7,969,298
Universal Forest Products, Inc.	65,037	3,047,634
		22,700,032
Commercial Services & Supplies - 1.6%
Brady Corp. Class A	14,733	697,460
Cintas Corp.	73,610	19,634,731
KAR Auction Services, Inc.	60,564	1,165,857
Republic Services, Inc.	266,370	24,042,556
UniFirst Corp.	45,625	8,477,581
Waste Management, Inc.	54,002	5,983,962
		60,002,147
Construction & Engineering - 0.5%
EMCOR Group, Inc.	213,267	16,404,498
Valmont Industries, Inc.	2,944	342,152
		16,746,650
Electrical Equipment - 0.5%
AMETEK, Inc.	39,298	3,379,628
Eaton Corp. PLC	119,260	10,819,267
Emerson Electric Co.	31,286	2,005,745
Hubbell, Inc. Class B	8,642	1,151,460
nVent Electric PLC	52,433	1,258,916
Regal Beloit Corp.	6,517	505,980
		19,120,996
Industrial Conglomerates - 0.2%
General Electric Co.	779,271	8,478,468
Machinery - 1.6%
AGCO Corp.	312,559	18,887,940
Crane Co.	12,485	848,356
Cummins, Inc.	151,998	22,995,777
Dover Corp.	23,275	2,391,274
Gates Industrial Corp. PLC (a)(b)	42,148	440,868
IDEX Corp.	6,349	939,652
Oshkosh Corp.	34,944	2,521,210
Rexnord Corp.	288,793	8,421,204
Timken Co.	25,000	1,121,000
WABCO Holdings, Inc. (b)	1,913	258,446
		58,825,727
Professional Services - 0.2%
FTI Consulting, Inc. (a)(b)	63,341	7,131,563
Nielsen Holdings PLC	41,120	748,795
		7,880,358
Road & Rail - 1.1%
CSX Corp.	219,898	15,491,814
Kansas City Southern	152,253	22,941,482
Uber Technologies, Inc.	16,694	565,426
		38,998,722

TOTAL INDUSTRIALS		364,271,006

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 0.3%
Ciena Corp. (b)	186,231	7,160,582
Cisco Systems, Inc.	117,454	4,689,938
		11,850,520
Electronic Equipment & Components - 0.2%
Avnet, Inc.	13,124	402,644
Dolby Laboratories, Inc. Class A	9,584	629,669
Itron, Inc. (b)	11,101	841,900
Jabil, Inc.	6,600	211,530
National Instruments Corp.	110,160	4,437,245
SYNNEX Corp.	25,441	3,180,888
		9,703,876
IT Services - 1.1%
Amdocs Ltd.	326,215	20,796,206
IBM Corp.	140,903	18,338,525
ManTech International Corp. Class A	8,845	662,491
Perspecta, Inc.	5,813	145,151
		39,942,373
Semiconductors & Semiconductor Equipment - 3.7%
Applied Materials, Inc.	404,870	23,531,044
Cirrus Logic, Inc. (b)	133,328	9,151,634
Cypress Semiconductor Corp.	68,510	1,581,896
Intel Corp.	1,568,060	87,058,691
ON Semiconductor Corp. (b)	47,468	885,753
Qualcomm, Inc.	189,671	14,851,239
		137,060,257
Software - 1.9%
Cadence Design Systems, Inc. (b)	279,167	18,464,105
Microsoft Corp.	10,092	1,635,005
Nuance Communications, Inc. (b)	1,049,841	22,697,562
Synopsys, Inc. (b)	138,285	19,073,650
Verint Systems, Inc. (b)	129,731	7,119,637
		68,989,959
Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	197,478	4,105,568
Western Digital Corp.	104,758	5,820,354
Xerox Holdings Corp.	516,576	16,633,747
		26,559,669

TOTAL INFORMATION TECHNOLOGY		294,106,654

MATERIALS - 2.3%
Chemicals - 1.6%
CF Industries Holdings, Inc.	37,268	1,373,698
DuPont de Nemours, Inc.	331,247	14,210,496
Eastman Chemical Co.	260,609	16,030,060
Huntsman Corp.	907,455	17,187,198
Linde PLC	49,885	9,528,534
		58,329,986
Construction Materials - 0.0%
Vulcan Materials Co.	3,925	472,021
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	450,964	6,097,033
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	194,180	19,862,672
Steel Dynamics, Inc.	71,308	1,898,932
		21,761,604

TOTAL MATERIALS		86,660,644

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Alexandria Real Estate Equities, Inc.	12,977	1,970,947
American Campus Communities, Inc.	13,376	581,053
Apple Hospitality (REIT), Inc.	511,158	6,680,835
Brixmor Property Group, Inc.	989,600	18,020,616
Camden Property Trust (SBI)	77,255	8,187,485
Columbia Property Trust, Inc.	127,813	2,410,553
Crown Castle International Corp.	36,135	5,177,784
Douglas Emmett, Inc.	117,252	4,476,681
EastGroup Properties, Inc.	34,683	4,360,694
Empire State Realty Trust, Inc.	27,151	317,667
Equity Residential (SBI)	26,257	1,971,901
Gaming & Leisure Properties	127,469	5,694,040
Healthcare Realty Trust, Inc.	18,128	621,790
Hospitality Properties Trust (SBI)	57,800	1,045,024
Host Hotels & Resorts, Inc.	479,295	6,940,192
Life Storage, Inc.	53,023	5,721,712
Outfront Media, Inc.	331,579	8,733,791
Paramount Group, Inc.	33,755	410,123
Park Hotels & Resorts, Inc.	349,059	6,373,817
Physicians Realty Trust	12,213	230,337
PS Business Parks, Inc.	9,401	1,396,519
Realty Income Corp.	183,567	13,288,415
Retail Properties America, Inc.	99,663	1,043,472
Store Capital Corp.	261,287	8,585,891
Sunstone Hotel Investors, Inc.	518,215	5,674,454
VEREIT, Inc.	102,334	886,212
VICI Properties, Inc.	219,971	5,512,473
Weingarten Realty Investors (SBI)	14,317	385,557
Weyerhaeuser Co.	41,508	1,078,378
		127,778,413
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	1,579	88,645
Jones Lang LaSalle, Inc.	19,353	2,859,793
Newmark Group, Inc.	8,941	85,387
		3,033,825

TOTAL REAL ESTATE		130,812,238

UTILITIES - 7.7%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	44,406	3,963,680
Avangrid, Inc.	24,354	1,210,150
Duke Energy Corp.	132,920	12,188,764
Entergy Corp.	60,119	7,028,512
Evergy, Inc.	63,263	4,134,237
Eversource Energy	48,986	4,235,330
Exelon Corp.	723,785	31,202,371
FirstEnergy Corp.	93,697	4,172,327
Hawaiian Electric Industries, Inc.	63,398	2,715,970
IDACORP, Inc.	32,220	3,113,741
NextEra Energy, Inc.	58,779	14,856,980
OGE Energy Corp.	485,168	18,484,901
PNM Resources, Inc. (a)	95,535	4,497,788
Portland General Electric Co.	355,600	19,348,196
PPL Corp.	501,298	15,043,953
Southern Co.	6,291	379,725
Xcel Energy, Inc.	259,490	16,171,417
		162,748,042
Gas Utilities - 0.3%
UGI Corp.	283,401	10,213,772
Independent Power and Renewable Electricity Producers - 0.8%
Clearway Energy, Inc. Class C	78,695	1,655,743
The AES Corp.	1,264,219	21,150,384
Vistra Energy Corp.	355,241	6,831,284
		29,637,411
Multi-Utilities - 2.0%
Ameren Corp.	149,889	11,841,231
Avista Corp.	6,234	293,933
Black Hills Corp.	19,713	1,423,279
CMS Energy Corp.	24,957	1,507,902
Dominion Energy, Inc.	351,986	27,518,265
DTE Energy Co.	80,184	8,954,147
MDU Resources Group, Inc.	494,680	13,717,476
NorthWestern Energy Corp.	28,721	2,020,235
Public Service Enterprise Group, Inc.	121,952	6,257,357
		73,533,825
Water Utilities - 0.2%
American Water Works Co., Inc.	57,369	7,094,251
Aqua America, Inc.	21,026	904,328
		7,998,579

TOTAL UTILITIES		284,131,629

TOTAL COMMON STOCKS
(Cost $3,424,064,839)		3,602,703,556
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (c)
(Cost $1,998,372)	2,000,000	1,998,642
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.60% (d)	92,357,904	$92,376,376
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	22,106,237	22,108,448
TOTAL MONEY MARKET FUNDS
(Cost $114,484,824)		114,484,824
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $3,540,548,035)		3,719,187,022
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(14,207,973)
NET ASSETS - 100%		$3,704,979,049

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	686	March 2020	$101,222,730	$(9,852,529)	$(9,852,529)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $72,139,680

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,998,642.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$567,039
Fidelity Securities Lending Cash Central Fund	253,720
Total	$820,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$338,689,311	$338,689,311	$--	$--
Consumer Discretionary	232,923,870	232,923,870	--	--
Consumer Staples	336,767,058	336,767,058	--	--
Energy	188,572,341	188,572,341	--	--
Financials	793,091,323	793,091,323	--	--
Health Care	552,677,482	552,677,482	--	--
Industrials	364,271,006	364,271,006	--	--
Information Technology	294,106,654	294,106,654	--	--
Materials	86,660,644	86,660,644	--	--
Real Estate	130,812,238	130,812,238	--	--
Utilities	284,131,629	284,131,629	--	--
U.S. Government and Government Agency Obligations	1,998,642	--	1,998,642	--
Money Market Funds	114,484,824	114,484,824	--	--
Total Investments in Securities:	$3,719,187,022	$3,717,188,380	$1,998,642	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(9,852,529)	$(9,852,529)	$--	$--
Total Liabilities	$(9,852,529)	$(9,852,529)	$--	$--
Total Derivative Instruments:	$(9,852,529)	$(9,852,529)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(9,852,529)
Total Equity Risk	0	(9,852,529)
Total Value of Derivatives	$0	$(9,852,529)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Value Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $21,071,864) — See accompanying schedule: Unaffiliated issuers (cost $3,426,063,211)	$3,604,702,198
Fidelity Central Funds (cost $114,484,824)	114,484,824
Total Investment in Securities (cost $3,540,548,035)		$3,719,187,022
Segregated cash with brokers for derivative instruments		2,740,782
Receivable for investments sold		436,445
Receivable for fund shares sold		6,741,639
Dividends receivable		9,470,583
Distributions receivable from Fidelity Central Funds		136,810
Other receivables		2
Total assets		3,738,713,283
Liabilities
Payable to custodian bank	$436,445
Payable for fund shares redeemed	9,605,373
Accrued management fee	1,355,572
Payable for daily variation margin on futures contracts	232,719
Collateral on securities loaned	22,104,125
Total liabilities		33,734,234
Net Assets		$3,704,979,049
Net Assets consist of:
Paid in capital		$3,494,761,705
Total accumulated earnings (loss)		210,217,344
Net Assets		$3,704,979,049
Net Asset Value, offering price and redemption price per share ($3,704,979,049 ÷ 305,925,013 shares)		$12.11

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$50,026,347
Interest		24,700
Income from Fidelity Central Funds (including $253,720 from security lending)		820,759
Total income		50,871,806
Expenses
Management fee	$7,882,443
Independent trustees' fees and expenses	10,545
Interest	7,367
Commitment fees	4,647
Total expenses before reductions	7,905,002
Expense reductions	(1,193)
Total expenses after reductions		7,903,809
Net investment income (loss)		42,967,997
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,158,032
Fidelity Central Funds	2,215
Futures contracts	5,320,242
Total net realized gain (loss)		56,480,489
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(174,601,300)
Futures contracts	(11,355,889)
Total change in net unrealized appreciation (depreciation)		(185,957,189)
Net gain (loss)		(129,476,700)
Net increase (decrease) in net assets resulting from operations		$(86,508,703)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$42,967,997	$87,014,636
Net realized gain (loss)	56,480,489	59,260,021
Change in net unrealized appreciation (depreciation)	(185,957,189)	(169,982,617)
Net increase (decrease) in net assets resulting from operations	(86,508,703)	(23,707,960)
Distributions to shareholders	(133,328,253)	(231,584,709)
Share transactions
Proceeds from sales of shares	435,648,818	875,552,334
Reinvestment of distributions	129,596,262	225,314,715
Cost of shares redeemed	(397,781,631)	(1,013,499,571)
Net increase (decrease) in net assets resulting from share transactions	167,463,449	87,367,478
Total increase (decrease) in net assets	(52,373,507)	(167,925,191)
Net Assets
Beginning of period	3,757,352,556	3,925,277,747
End of period	$3,704,979,049	$3,757,352,556
Other Information
Shares
Sold	32,439,133	69,275,964
Issued in reinvestment of distributions	9,571,363	18,657,416
Redeemed	(29,466,187)	(78,854,901)
Net increase (decrease)	12,544,309	9,078,479

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Value Enhanced Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$12.81	$13.81	$12.50	$12.53	$9.94	$11.38	$10.21
Income from Investment Operations
Net investment income (loss)D	.14	.30	.30	.14	.25	.24	.26E
Net realized and unrealized gain (loss)	(.38)	(.46)	1.57	(.04)	2.55	(1.32)	1.28
Total from investment operations	(.24)	(.16)	1.87	.10	2.80	(1.08)	1.54
Distributions from net investment income	(.29)	(.31)	(.22)	(.04)	(.21)	(.21)	(.12)
Distributions from net realized gain	(.17)	(.54)	(.34)	(.09)	–	(.15)	(.24)
Total distributions	(.46)	(.84)F	(.56)	(.13)	(.21)	(.36)	(.37)G
Net asset value, end of period	$12.11	$12.81	$13.81	$12.50	$12.53	$9.94	$11.38
Total ReturnH,I	(2.25)%	(.77)%	15.20%	.79%	28.30%	(9.69)%	15.37%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.39%L	.39%	.39%	.40%L	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%L	.39%	.39%	.40%L	.45%	.45%	.45%
Expenses net of all reductions	.39%L	.39%	.39%	.40%L	.45%	.45%	.45%
Net investment income (loss)	2.13%L	2.37%	2.27%	2.27%L	2.23%	2.20%	2.34%E
Supplemental Data
Net assets, end of period (000 omitted)	$3,704,979	$3,757,353	$3,925,278	$3,062,841	$2,889,227	$1,568,289	$1,105,349
Portfolio turnover rateM	87%L	94%	99%	93%L	81%	88%	76%N

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Net investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.00%.

 F Total distributions of $.84 per share is comprised of distributions from net investment income of $.305 and distributions from net realized gain of $.536 per share.

 G Total distributions of $.37 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.243 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 N Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Microsoft Corp.	5.4
Apple, Inc.	4.1
Amazon.com, Inc.	3.5
Facebook, Inc. Class A	2.4
Alphabet, Inc. Class C	2.1
JPMorgan Chase & Co.	2.0
Johnson & Johnson	1.8
Procter & Gamble Co.	1.6
Alphabet, Inc. Class A	1.6
AT&T, Inc.	1.5
26.0

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	22.0
Health Care	15.2
Financials	12.2
Communication Services	11.4
Consumer Discretionary	10.4
Industrials	8.2
Consumer Staples	7.0
Utilities	4.1
Real Estate	2.6
Energy	2.5

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks and Equity Futures	99.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 1.7%

Fidelity® Large Cap Core Enhanced Index Fund

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
COMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	371,310	$13,077,538
Cogent Communications Group, Inc.	3,563	260,135
Verizon Communications, Inc.	219,050	11,863,748
		25,201,421
Entertainment - 1.9%
Electronic Arts, Inc. (a)	36,407	3,690,578
Netflix, Inc. (a)	24,264	8,954,144
The Walt Disney Co.	29,057	3,418,556
		16,063,278
Interactive Media & Services - 6.1%
Alphabet, Inc.:
Class A (a)	10,080	13,499,640
Class C (a)	13,447	18,009,971
Facebook, Inc. Class A (a)	104,066	20,029,583
		51,539,194
Media - 0.5%
Comcast Corp. Class A	81,765	3,305,759
Omnicom Group, Inc.	10,573	732,497
		4,038,256

TOTAL COMMUNICATION SERVICES		96,842,149

CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.1%
BorgWarner, Inc.	33,960	1,073,136
Automobiles - 0.5%
Ford Motor Co.	565,384	3,935,073
Diversified Consumer Services - 0.4%
Frontdoor, Inc. (a)	67,749	2,872,558
Service Corp. International	6,234	297,923
		3,170,481
Hotels, Restaurants & Leisure - 1.4%
Chipotle Mexican Grill, Inc. (a)	3,470	2,684,323
Extended Stay America, Inc. unit	250,805	2,753,839
McDonald's Corp.	29,667	5,760,441
Starbucks Corp.	7,681	602,421
		11,801,024
Household Durables - 1.4%
D.R. Horton, Inc.	92,607	4,933,175
Garmin Ltd.	28,480	2,517,347
NVR, Inc. (a)	1,190	4,363,944
		11,814,466
Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. (a)	15,927	30,002,486
eBay, Inc.	123,966	4,294,182
		34,296,668
Specialty Retail - 1.5%
AutoZone, Inc. (a)	2,095	2,163,108
Best Buy Co., Inc.	29,091	2,200,734
The Home Depot, Inc.	39,158	8,530,179
		12,894,021
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	65,781	5,879,506
Ralph Lauren Corp.	28,478	3,004,714
		8,884,220

TOTAL CONSUMER DISCRETIONARY		87,869,089

CONSUMER STAPLES - 7.0%
Beverages - 1.1%
Coca-Cola Bottling Co. Consolidated	1,986	390,011
PepsiCo, Inc.	17,283	2,281,874
The Coca-Cola Co.	119,416	6,387,562
		9,059,447
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	7,964	2,238,999
Kroger Co.	79,700	2,241,961
Performance Food Group Co. (a)	11,186	474,286
U.S. Foods Holding Corp. (a)	12,636	425,075
Walmart, Inc.	88,300	9,508,144
		14,888,465
Food Products - 0.7%
Archer Daniels Midland Co.	44,015	1,657,165
General Mills, Inc.	35,139	1,721,811
The Hershey Co.	80	11,519
Tyson Foods, Inc. Class A	35,249	2,390,940
		5,781,435
Household Products - 2.5%
Clorox Co.	10,329	1,646,649
Colgate-Palmolive Co.	28,176	1,903,852
Kimberly-Clark Corp.	29,983	3,933,470
Procter & Gamble Co.	122,136	13,829,459
		21,313,430
Tobacco - 1.0%
Philip Morris International, Inc.	103,623	8,483,615

TOTAL CONSUMER STAPLES		59,526,392

ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	105,877	9,882,559
ConocoPhillips Co.	89,628	4,339,788
Exxon Mobil Corp.	134,414	6,914,256
		21,136,603
FINANCIALS - 12.2%
Banks - 4.7%
Bank of America Corp.	194,962	5,556,417
Citigroup, Inc.	122,504	7,774,104
JPMorgan Chase & Co.	141,664	16,448,607
Regions Financial Corp.	78,726	1,064,376
Wells Fargo & Co.	211,254	8,629,726
		39,473,230
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	8,194	616,353
Bank of New York Mellon Corp.	20,511	818,389
BlackRock, Inc. Class A	170	78,712
Goldman Sachs Group, Inc.	15,057	3,022,994
LPL Financial	9,424	749,020
Moody's Corp.	3,863	927,236
Morgan Stanley	39,753	1,790,078
MSCI, Inc.	6,391	1,888,157
Raymond James Financial, Inc.	2,748	229,815
S&P Global, Inc.	14,365	3,819,797
State Street Corp.	70,738	4,817,965
T. Rowe Price Group, Inc.	44,242	5,220,998
		23,979,514
Consumer Finance - 0.4%
Discover Financial Services	14,600	957,468
Synchrony Financial	77,019	2,241,253
		3,198,721
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	45,017	9,288,808
Insurance - 2.7%
Allstate Corp.	22,305	2,347,601
American Financial Group, Inc.	19,389	1,791,931
CNA Financial Corp.	8,782	365,156
First American Financial Corp.	73,535	4,198,849
FNF Group	9,155	354,848
Hartford Financial Services Group, Inc.	13,387	668,681
Lincoln National Corp.	3,023	137,214
Primerica, Inc.	25,436	2,832,044
Progressive Corp.	69,123	5,057,039
Prudential Financial, Inc.	5,844	440,930
Selective Insurance Group, Inc.	3,113	173,643
Unum Group	13,763	320,816
W.R. Berkley Corp.	64,231	4,312,469
		23,001,221
Mortgage Real Estate Investment Trusts - 0.4%
MFA Financial, Inc.	173,330	1,253,176
Starwood Property Trust, Inc.	77,534	1,719,704
		2,972,880
Thrifts & Mortgage Finance - 0.1%
Essent Group Ltd.	8,690	379,232
TFS Financial Corp.	36,360	743,198
		1,122,430

TOTAL FINANCIALS		103,036,804

HEALTH CARE - 15.2%
Biotechnology - 3.0%
AbbVie, Inc.	102,892	8,818,873
Amgen, Inc.	28,938	5,779,787
Biogen, Inc. (a)	20,811	6,417,904
Gilead Sciences, Inc.	25,672	1,780,610
Regeneron Pharmaceuticals, Inc. (a)	6,772	3,010,628
		25,807,802
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	111,983	8,626,050
Boston Scientific Corp. (a)	15,238	569,749
Danaher Corp.	15,319	2,214,821
Edwards Lifesciences Corp. (a)	21,296	4,362,273
Hill-Rom Holdings, Inc.	17,218	1,653,789
Hologic, Inc. (a)	98,877	4,659,084
Medtronic PLC	71,244	7,172,133
		29,257,899
Health Care Providers & Services - 2.8%
Anthem, Inc.	24,024	6,176,330
Cardinal Health, Inc.	8,168	425,716
CVS Health Corp.	59,372	3,513,635
HCA Holdings, Inc.	12,666	1,608,709
McKesson Corp.	407	56,923
UnitedHealth Group, Inc.	47,451	12,098,107
		23,879,420
Health Care Technology - 0.6%
Cerner Corp.	72,107	4,994,852
Pharmaceuticals - 5.3%
Allergan PLC	3,848	733,698
Bristol-Myers Squibb Co.	150,519	8,889,652
Bristol-Myers Squibb Co. rights (a)	14,570	48,810
Eli Lilly & Co.	61,178	7,716,381
Johnson & Johnson	113,350	15,243,308
Merck & Co., Inc.	127,031	9,725,493
Pfizer, Inc.	68,088	2,275,501
		44,632,843

TOTAL HEALTH CARE		128,572,816

INDUSTRIALS - 8.2%
Aerospace & Defense - 2.2%
Harris Corp.	29,744	5,881,281
Lockheed Martin Corp.	4,797	1,774,266
Moog, Inc. Class A	49,875	3,846,360
Northrop Grumman Corp.	12,994	4,272,947
Raytheon Co.	4,649	876,615
The Boeing Co.	3,266	898,509
United Technologies Corp.	11,166	1,458,168
		19,008,146
Building Products - 0.2%
Fortune Brands Home & Security, Inc.	28,094	1,734,805
Commercial Services & Supplies - 1.4%
Cintas Corp.	19,874	5,301,191
Herman Miller, Inc.	46,853	1,604,247
Republic Services, Inc.	36,925	3,332,851
UniFirst Corp.	8,496	1,578,642
Waste Management, Inc.	1,749	193,807
		12,010,738
Construction & Engineering - 0.5%
EMCOR Group, Inc.	51,034	3,925,535
Electrical Equipment - 0.4%
AMETEK, Inc.	35,721	3,072,006
Industrial Conglomerates - 0.0%
Honeywell International, Inc.	430	69,733
Machinery - 1.8%
AGCO Corp.	40,921	2,472,856
Caterpillar, Inc.	12,302	1,528,400
Cummins, Inc.	33,274	5,034,023
Dover Corp.	44,606	4,582,820
IDEX Corp.	5,074	750,952
Illinois Tool Works, Inc.	1,576	264,421
Rexnord Corp.	29,519	860,774
		15,494,246
Professional Services - 0.5%
Robert Half International, Inc.	77,348	3,899,113
Road & Rail - 1.2%
CSX Corp.	78,539	5,533,073
Union Pacific Corp.	28,668	4,581,433
		10,114,506

TOTAL INDUSTRIALS		69,328,828

INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 1.1%
Cisco Systems, Inc.	245,071	9,785,685
Electronic Equipment & Components - 0.4%
National Instruments Corp.	56,887	2,291,408
SYNNEX Corp.	11,619	1,452,724
		3,744,132
IT Services - 4.4%
Amdocs Ltd.	64,108	4,086,885
Fiserv, Inc. (a)	3,382	369,856
IBM Corp.	62,868	8,182,270
MasterCard, Inc. Class A	38,909	11,293,337
Paychex, Inc.	4,589	355,556
PayPal Holdings, Inc. (a)	398	42,980
VeriSign, Inc. (a)	8,062	1,529,765
Visa, Inc. Class A	64,833	11,784,046
		37,644,695
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	31,086	1,413,791
Cirrus Logic, Inc. (a)	7,451	511,437
Intel Corp.	221,358	12,289,796
Lam Research Corp.	15,271	4,480,970
NVIDIA Corp.	4,086	1,103,506
Qualcomm, Inc.	91,448	7,160,378
		26,959,878
Software - 8.5%
Adobe, Inc. (a)	2,736	944,248
Cadence Design Systems, Inc. (a)	74,849	4,950,513
Intuit, Inc.	2,309	613,848
Microsoft Corp.	283,567	45,940,683
Nuance Communications, Inc. (a)	189,887	4,105,357
Oracle Corp.	56,436	2,791,325
Salesforce.com, Inc. (a)	40,661	6,928,634
Synopsys, Inc. (a)	36,788	5,074,169
Verint Systems, Inc. (a)	8,742	479,761
		71,828,538
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	125,838	34,399,076
HP, Inc.	6,507	135,281
Xerox Holdings Corp.	77,141	2,483,940
		37,018,297

TOTAL INFORMATION TECHNOLOGY		186,981,225

MATERIALS - 1.2%
Chemicals - 0.7%
Eastman Chemical Co.	62,867	3,866,949
Ecolab, Inc.	1,530	276,089
Huntsman Corp.	88,920	1,684,145
Valvoline, Inc.	28,005	546,098
		6,373,281
Containers & Packaging - 0.0%
Ardagh Group SA	4,568	80,077
Metals & Mining - 0.5%
Reliance Steel & Aluminum Co.	38,829	3,971,818

TOTAL MATERIALS		10,425,176

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
American Tower Corp.	29,766	6,750,929
Crown Castle International Corp.	34,571	4,953,679
Douglas Emmett, Inc.	105,009	4,009,244
EastGroup Properties, Inc.	2,735	343,872
Essex Property Trust, Inc.	1,627	461,027
Gaming & Leisure Properties	10,008	447,057
Realty Income Corp.	67,789	4,907,246
RLJ Lodging Trust	12,618	166,684
VICI Properties, Inc.	5,718	143,293
		22,183,031
UTILITIES - 4.1%
Electric Utilities - 2.4%
Allete, Inc.	6,117	422,012
Alliant Energy Corp.	42,521	2,216,195
Entergy Corp.	733	85,695
Exelon Corp.	122,934	5,299,685
FirstEnergy Corp.	39,151	1,743,394
Hawaiian Electric Industries, Inc.	29,389	1,259,025
IDACORP, Inc.	13,836	1,337,111
MGE Energy, Inc.	907	64,705
OGE Energy Corp.	18,243	695,058
PNM Resources, Inc.	15,763	742,122
Portland General Electric Co.	77,365	4,209,430
PPL Corp.	48,988	1,470,130
Southern Co.	9,329	563,098
Xcel Energy, Inc.	6,043	376,600
		20,484,260
Gas Utilities - 0.0%
UGI Corp.	948	34,166
Independent Power and Renewable Electricity Producers - 0.5%
Clearway Energy, Inc. Class C	8,307	174,779
The AES Corp.	266,190	4,453,359
		4,628,138
Multi-Utilities - 1.2%
CMS Energy Corp.	23,656	1,429,296
Dominion Energy, Inc.	82,729	6,467,753
DTE Energy Co.	5,908	659,746
NorthWestern Energy Corp.	17,586	1,236,999
		9,793,794

TOTAL UTILITIES		34,940,358

TOTAL COMMON STOCKS
(Cost $670,334,958)		820,842,471
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (b)
(Cost $699,430)	700,000	699,525
	Shares	Value

Money Market Funds - 3.1%
Fidelity Cash Central Fund 1.60% (c)
(Cost $26,652,029)	26,646,734	26,652,063
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $697,686,417)		848,194,059
NET OTHER ASSETS (LIABILITIES) - 0.0%		(173,273)
NET ASSETS - 100%		$848,020,786

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	175	March 2020	$25,822,125	$(2,820,495)	$(2,820,495)

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $699,525.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$116,327
Fidelity Securities Lending Cash Central Fund	18,023
Total	$134,350

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$96,842,149	$96,842,149	$--	$--
Consumer Discretionary	87,869,089	87,869,089	--	--
Consumer Staples	59,526,392	59,526,392	--	--
Energy	21,136,603	21,136,603	--	--
Financials	103,036,804	103,036,804	--	--
Health Care	128,572,816	128,572,816	--	--
Industrials	69,328,828	69,328,828	--	--
Information Technology	186,981,225	186,981,225	--	--
Materials	10,425,176	10,425,176	--	--
Real Estate	22,183,031	22,183,031	--	--
Utilities	34,940,358	34,940,358	--	--
U.S. Government and Government Agency Obligations	699,525	--	699,525	--
Money Market Funds	26,652,063	26,652,063	--	--
Total Investments in Securities:	$848,194,059	$847,494,534	$699,525	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,820,495)	$(2,820,495)	$--	$--
Total Liabilities	$(2,820,495)	$(2,820,495)	$--	$--
Total Derivative Instruments:	$(2,820,495)	$(2,820,495)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,820,495)
Total Equity Risk	0	(2,820,495)
Total Value of Derivatives	$0	$(2,820,495)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Large Cap Core Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $671,034,388)	$821,541,996
Fidelity Central Funds (cost $26,652,029)	26,652,063
Total Investment in Securities (cost $697,686,417)		$848,194,059
Segregated cash with brokers for derivative instruments		627,625
Receivable for investments sold		11,817,106
Receivable for fund shares sold		3,333,752
Dividends receivable		1,722,173
Distributions receivable from Fidelity Central Funds		35,011
Total assets		865,729,726
Liabilities
Payable for investments purchased	$10,264,376
Payable for fund shares redeemed	7,079,052
Accrued management fee	309,160
Payable for daily variation margin on futures contracts	56,352
Total liabilities		17,708,940
Net Assets		$848,020,786
Net Assets consist of:
Paid in capital		$680,304,292
Total accumulated earnings (loss)		167,716,494
Net Assets		$848,020,786
Net Asset Value, offering price and redemption price per share ($848,020,786 ÷ 56,175,967 shares)		$15.10

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$8,491,502
Interest		6,288
Income from Fidelity Central Funds (including $18,023 from security lending)		134,350
Total income		8,632,140
Expenses
Management fee	$1,746,206
Independent trustees' fees and expenses	2,328
Commitment fees	1,026
Total expenses before reductions	1,749,560
Expense reductions	(861)
Total expenses after reductions		1,748,699
Net investment income (loss)		6,883,441
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,958,643
Fidelity Central Funds	126
Futures contracts	431,672
Total net realized gain (loss)		26,390,441
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(17,529,428)
Fidelity Central Funds	(1)
Futures contracts	(2,933,362)
Total change in net unrealized appreciation (depreciation)		(20,462,791)
Net gain (loss)		5,927,650
Net increase (decrease) in net assets resulting from operations		$12,811,091

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,883,441	$14,283,088
Net realized gain (loss)	26,390,441	1,299,657
Change in net unrealized appreciation (depreciation)	(20,462,791)	(7,242,209)
Net increase (decrease) in net assets resulting from operations	12,811,091	8,340,536
Distributions to shareholders	(21,489,954)	(50,637,921)
Share transactions
Proceeds from sales of shares	114,828,561	284,994,927
Reinvestment of distributions	20,156,350	47,753,158
Cost of shares redeemed	(112,920,430)	(214,551,667)
Net increase (decrease) in net assets resulting from share transactions	22,064,481	118,196,418
Total increase (decrease) in net assets	13,385,618	75,899,033
Net Assets
Beginning of period	834,635,168	758,736,135
End of period	$848,020,786	$834,635,168
Other Information
Shares
Sold	7,073,192	19,184,670
Issued in reinvestment of distributions	1,226,055	3,462,883
Redeemed	(7,014,188)	(14,537,369)
Net increase (decrease)	1,285,059	8,110,184

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Large Cap Core Enhanced Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$15.21	$16.22	$13.74	$13.21	$10.90	$12.29	$11.30
Income from Investment Operations
Net investment income (loss)D	.12	.27	.27	.12	.22	.22	.20
Net realized and unrealized gain (loss)	.16	(.27)	2.74	.45	2.29	(1.17)	1.55
Total from investment operations	.28	–	3.01	.57	2.51	(.95)	1.75
Distributions from net investment income	(.26)	(.24)	(.19)	(.04)	(.20)	(.19)	(.16)
Distributions from net realized gain	(.13)	(.78)	(.33)	–	–	(.25)	(.60)
Total distributions	(.39)	(1.01)E	(.53)F	(.04)	(.20)	(.44)	(.76)
Net asset value, end of period	$15.10	$15.21	$16.22	$13.74	$13.21	$10.90	$12.29
Total ReturnG,H	1.64%	.65%	22.32%	4.29%	23.09%	(7.94)%	16.04%
Ratios to Average Net AssetsI,J
Expenses before reductions	.39%K	.39%	.39%	.40%K	.45%	.45%	.45%
Expenses net of fee waivers, if any	.39%K	.39%	.39%	.40%K	.45%	.45%	.45%
Expenses net of all reductions	.39%K	.39%	.39%	.40%K	.45%	.45%	.45%
Net investment income (loss)	1.54%K	1.81%	1.78%	1.85%K	1.82%	1.86%	1.69%
Supplemental Data
Net assets, end of period (000 omitted)	$848,021	$834,635	$758,736	$534,236	$524,986	$411,699	$381,883
Portfolio turnover rateL	81%K	77%	92%	88%K	82%	84%	101%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $1.01 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.775 per share.

 F Total distributions of $.53 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.332 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Harris Corp.	1.1
Advanced Micro Devices, Inc.	1.1
Lam Research Corp.	1.1
Newmont Corp.	1.0
Cintas Corp.	0.9
State Street Corp.	0.8
The Hershey Co.	0.8
Cummins, Inc.	0.8
Cerner Corp.	0.8
Synopsys, Inc.	0.8
9.2

Top Market Sectors as of February 29, 2020

% of fund's net assets
Information Technology	20.5
Financials	14.2
Industrials	12.3
Health Care	12.3
Consumer Discretionary	11.9
Real Estate	8.6
Utilities	5.9
Materials	5.1
Consumer Staples	3.3
Communication Services	3.1

Asset Allocation (% of fund's net assets)

As of February 29, 2020*
Stocks and Equity Futures	100.1%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.1)%

 * Foreign investments - 5.9%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® Mid Cap Enhanced Index Fund

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.7%
CenturyLink, Inc. (a)	665,009	$8,026,659
Entertainment - 0.6%
Electronic Arts, Inc. (b)	63,652	6,452,403
Roku, Inc. Class A (a)(b)	7,092	806,148
		7,258,551
Interactive Media & Services - 0.1%
Match Group, Inc. (b)	2,147	139,555
TripAdvisor, Inc.	26,345	617,790
		757,345
Media - 1.7%
Cable One, Inc.	1,055	1,659,536
DISH Network Corp. Class A (b)	219,655	7,362,836
Liberty Media Corp.:
Liberty SiriusXM Series A (b)	28,379	1,267,690
Liberty SiriusXM Series C (b)	26,880	1,199,386
News Corp.:
Class A	247,351	2,986,763
Class B	54,742	680,990
Nexstar Broadcasting Group, Inc. Class A	2,330	267,903
Omnicom Group, Inc.	74,040	5,129,491
		20,554,595

TOTAL COMMUNICATION SERVICES		36,597,150

CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.2%
Ford Motor Co.	268,305	1,867,403
Distributors - 0.6%
LKQ Corp. (b)	232,708	6,883,503
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (b)	6,087	956,572
Frontdoor, Inc. (b)	163,964	6,952,074
		7,908,646
Hotels, Restaurants & Leisure - 2.5%
Chipotle Mexican Grill, Inc. (b)	12,003	9,285,281
Darden Restaurants, Inc.	16,969	1,654,478
Extended Stay America, Inc. unit	353,113	3,877,181
International Game Technology PLC (a)	61,282	652,040
Las Vegas Sands Corp.	29,143	1,699,328
MGM Mirage, Inc.	293,934	7,219,019
Norwegian Cruise Line Holdings Ltd. (b)	82,756	3,083,489
Yum China Holdings, Inc.	53,105	2,325,468
		29,796,284
Household Durables - 3.7%
D.R. Horton, Inc.	171,626	9,142,517
Garmin Ltd.	89,873	7,943,874
Lennar Corp. Class A	130,816	7,893,437
NVR, Inc. (b)	2,265	8,306,163
PulteGroup, Inc.	195,757	7,869,431
Tempur Sealy International, Inc. (b)	37,556	2,807,311
		43,962,733
Multiline Retail - 0.5%
Dollar General Corp.	9,927	1,492,028
Target Corp.	44,775	4,611,825
		6,103,853
Specialty Retail - 2.0%
AutoNation, Inc. (b)	58,203	2,487,014
AutoZone, Inc. (b)	3,576	3,692,256
Best Buy Co., Inc.	100,931	7,635,430
Dick's Sporting Goods, Inc. (a)	50,216	1,828,365
O'Reilly Automotive, Inc. (b)	11,455	4,223,688
Tiffany & Co., Inc.	9,419	1,258,284
Williams-Sonoma, Inc.	45,012	2,808,299
		23,933,336
Textiles, Apparel & Luxury Goods - 1.7%
Deckers Outdoor Corp. (b)	4,409	766,284
lululemon athletica, Inc. (b)	30,375	6,603,829
PVH Corp.	27,333	2,025,649
Ralph Lauren Corp.	65,410	6,901,409
Tapestry, Inc.	142,342	3,337,920
		19,635,091

TOTAL CONSUMER DISCRETIONARY		140,090,849

CONSUMER STAPLES - 3.3%
Food & Staples Retailing - 1.3%
Kroger Co.	306,944	8,634,335
U.S. Foods Holding Corp. (b)	202,605	6,815,632
		15,449,967
Food Products - 1.7%
Beyond Meat, Inc. (a)	2,523	226,187
Bunge Ltd.	517	24,273
Conagra Brands, Inc.	35,547	948,749
Darling International, Inc. (b)	27,416	704,591
General Mills, Inc.	5,742	281,358
Ingredion, Inc.	8,859	737,955
The Hershey Co.	66,898	9,632,643
Tyson Foods, Inc. Class A	120,413	8,167,614
		20,723,370
Household Products - 0.3%
Colgate-Palmolive Co.	15,139	1,022,942
Kimberly-Clark Corp.	16,147	2,118,325
		3,141,267

TOTAL CONSUMER STAPLES		39,314,604

ENERGY - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (b)	17,984	28,774
Apache Corp.	13,912	346,687
Cimarex Energy Co.	18,714	618,498
Devon Energy Corp.	310,656	5,045,053
EOG Resources, Inc.	11,028	697,631
Kinder Morgan, Inc.	314,650	6,031,841
Marathon Oil Corp.	90,121	746,202
Noble Energy, Inc.	126,922	2,009,175
The Williams Companies, Inc.	227,136	4,326,941
		19,850,802
FINANCIALS - 14.2%
Banks - 2.1%
East West Bancorp, Inc.	131,405	5,090,630
First Hawaiian, Inc.	84,518	2,024,206
First Horizon National Corp.	146,379	1,951,232
KeyCorp	48,171	787,596
M&T Bank Corp.	53,607	7,525,351
Regions Financial Corp.	567,155	7,667,936
		25,046,951
Capital Markets - 5.7%
Affiliated Managers Group, Inc.	73,939	5,561,692
Ameriprise Financial, Inc.	54,904	7,757,935
Bank of New York Mellon Corp.	2,797	111,600
Cboe Global Markets, Inc.	3,164	360,696
E*TRADE Financial Corp.	9,086	415,957
Invesco Ltd.	162,682	2,342,621
Legg Mason, Inc.	38,702	1,928,134
LPL Financial	66,544	5,288,917
MarketAxess Holdings, Inc.	21,350	6,924,446
Moody's Corp.	7,902	1,896,717
Morningstar, Inc.	32,800	4,818,320
MSCI, Inc.	31,001	9,158,935
Raymond James Financial, Inc.	1,125	94,084
SEI Investments Co.	120,575	6,596,658
State Street Corp.	146,400	9,971,304
Stifel Financial Corp.	17,211	936,967
T. Rowe Price Group, Inc.	26,696	3,150,395
		67,315,378
Consumer Finance - 1.0%
Ally Financial, Inc.	108,960	2,731,627
Synchrony Financial	285,754	8,315,441
		11,047,068
Diversified Financial Services - 0.3%
AXA Equitable Holdings, Inc.	36,399	778,939
Jefferies Financial Group, Inc.	130,879	2,579,625
		3,358,564
Insurance - 4.0%
American Financial Group, Inc.	8,530	788,343
American International Group, Inc. warrants 1/19/21 (b)	574	2,353
Arch Capital Group Ltd. (b)	186,153	7,526,166
CNA Financial Corp.	22,948	954,178
First American Financial Corp.	128,204	7,320,448
FNF Group	183,960	7,130,290
Hanover Insurance Group, Inc.	27,125	3,215,398
Hartford Financial Services Group, Inc.	114,960	5,742,252
Primerica, Inc.	14,053	1,564,661
Prudential Financial, Inc.	26,762	2,019,193
Reinsurance Group of America, Inc.	13,067	1,594,566
Selective Insurance Group, Inc.	13,993	780,530
Unum Group	47,191	1,100,022
W.R. Berkley Corp.	114,277	7,672,558
		47,410,958
Mortgage Real Estate Investment Trusts - 1.0%
Annaly Capital Management, Inc.	734,399	6,506,775
MFA Financial, Inc.	743,640	5,376,517
		11,883,292
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	48,188	579,702
Radian Group, Inc.	23,644	502,199
		1,081,901

TOTAL FINANCIALS		167,144,112

HEALTH CARE - 12.3%
Biotechnology - 2.5%
Alnylam Pharmaceuticals, Inc. (b)	11,464	1,348,854
Biogen, Inc. (b)	21,124	6,514,430
BioMarin Pharmaceutical, Inc. (b)	18,871	1,705,372
bluebird bio, Inc. (b)	334	24,158
Incyte Corp. (b)	114,469	8,632,107
Moderna, Inc. (b)	1,745	45,248
Regeneron Pharmaceuticals, Inc. (b)	15,477	6,880,610
United Therapeutics Corp. (b)	34,607	3,563,137
		28,713,916
Health Care Equipment & Supplies - 3.4%
Align Technology, Inc. (b)	17,013	3,714,789
Baxter International, Inc.	13,610	1,136,027
Boston Scientific Corp. (b)	115,905	4,333,688
Dentsply Sirona, Inc.	39,541	1,946,999
DexCom, Inc. (b)	16,795	4,635,420
Edwards Lifesciences Corp. (b)	10,356	2,121,323
Hill-Rom Holdings, Inc.	71,574	6,874,683
Hologic, Inc. (b)	140,779	6,633,506
Nevro Corp. (b)	592	77,049
ResMed, Inc.	1,822	289,625
Varian Medical Systems, Inc. (b)	10,903	1,340,742
West Pharmaceutical Services, Inc.	11,719	1,764,413
Zimmer Biomet Holdings, Inc.	33,529	4,564,973
		39,433,237
Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.	79,198	6,677,975
Cardinal Health, Inc.	124,905	6,510,049
DaVita HealthCare Partners, Inc. (b)	95,954	7,447,949
Humana, Inc.	18,184	5,813,061
McKesson Corp.	61,419	8,590,061
Molina Healthcare, Inc. (b)	35,343	4,331,285
Quest Diagnostics, Inc.	17,532	1,859,444
		41,229,824
Health Care Technology - 1.6%
Cerner Corp.	137,321	9,512,226
Veeva Systems, Inc. Class A (b)	66,022	9,373,143
		18,885,369
Life Sciences Tools & Services - 0.2%
Bruker Corp.	32,251	1,404,854
QIAGEN NV (b)	35,929	1,289,851
		2,694,705
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (b)	54,595	6,255,495
Mylan NV (b)	399,347	6,864,775
Nektar Therapeutics (b)	1,940	40,371
		13,160,641

TOTAL HEALTH CARE		144,117,692

INDUSTRIALS - 12.3%
Aerospace & Defense - 2.7%
Arconic, Inc.	277,984	8,158,830
Harris Corp.	67,024	13,252,650
HEICO Corp.	49,567	5,345,801
HEICO Corp. Class A	14,033	1,239,535
Mercury Systems, Inc. (b)	14,078	1,034,170
Northrop Grumman Corp.	7,313	2,404,807
Teledyne Technologies, Inc. (b)	1,367	461,116
		31,896,909
Airlines - 0.2%
JetBlue Airways Corp. (b)	149,532	2,359,615
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	113,288	6,995,534
Commercial Services & Supplies - 2.4%
Cintas Corp.	37,765	10,073,436
Copart, Inc. (b)	7,977	673,897
IAA Spinco, Inc. (b)	16,625	710,220
KAR Auction Services, Inc.	323,603	6,229,358
Republic Services, Inc.	93,253	8,417,016
Waste Management, Inc.	15,580	1,726,420
		27,830,347
Construction & Engineering - 0.4%
EMCOR Group, Inc.	59,015	4,539,434
Valmont Industries, Inc.	3,824	444,425
		4,983,859
Electrical Equipment - 1.0%
Generac Holdings, Inc. (b)	28,088	2,892,783
nVent Electric PLC	39,543	949,427
Regal Beloit Corp.	25,178	1,954,820
Rockwell Automation, Inc.	35,312	6,479,752
		12,276,782
Machinery - 3.2%
AGCO Corp.	107,142	6,474,591
Allison Transmission Holdings, Inc.	93,831	3,809,539
Crane Co.	26,136	1,775,941
Cummins, Inc.	62,965	9,525,975
Oshkosh Corp.	10,011	722,294
PACCAR, Inc.	137,887	9,224,640
Stanley Black & Decker, Inc.	5,574	800,984
Trane Technologies PLC	39,696	5,122,372
		37,456,336
Professional Services - 1.3%
CoStar Group, Inc. (b)	6,971	4,653,770
Nielsen Holdings PLC	248,522	4,525,586
Robert Half International, Inc.	126,515	6,377,621
		15,556,977
Road & Rail - 0.5%
Kansas City Southern	34,674	5,224,678
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (b)	5,909	239,728

TOTAL INDUSTRIALS		144,820,765

INFORMATION TECHNOLOGY - 20.5%
Communications Equipment - 1.3%
Ciena Corp. (b)	191,983	7,381,746
CommScope Holding Co., Inc. (b)	19,859	218,648
Juniper Networks, Inc. (a)	324,240	6,880,373
Ubiquiti, Inc.	8,386	1,137,645
		15,618,412
Electronic Equipment & Components - 2.4%
Dolby Laboratories, Inc. Class A	17,355	1,140,224
Jabil, Inc.	125,046	4,007,724
Keysight Technologies, Inc. (b)	94,038	8,911,041
National Instruments Corp.	173,135	6,973,878
Zebra Technologies Corp. Class A (b)	33,853	7,141,967
		28,174,834
IT Services - 4.7%
Akamai Technologies, Inc. (b)	28,385	2,455,586
Alliance Data Systems Corp.	26,575	2,282,261
Amdocs Ltd.	116,128	7,403,160
Booz Allen Hamilton Holding Corp. Class A	65,899	4,698,599
CACI International, Inc. Class A (b)	4,455	1,091,564
EPAM Systems, Inc. (b)	6,481	1,446,559
Euronet Worldwide, Inc. (b)	34,669	4,300,343
Fiserv, Inc. (b)	81,106	8,869,752
FleetCor Technologies, Inc. (b)	766	203,595
Genpact Ltd.	169,990	6,537,815
Global Payments, Inc.	35,330	6,499,660
GoDaddy, Inc. (b)	27,080	1,895,058
Sabre Corp.	321,147	4,372,416
Square, Inc. (b)	19,466	1,622,102
VeriSign, Inc. (b)	7,719	1,464,680
		55,143,150
Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. (b)	291,353	13,250,734
Applied Materials, Inc.	56,999	3,312,782
Cypress Semiconductor Corp.	2,393	55,254
KLA-Tencor Corp.	27,365	4,206,274
Lam Research Corp.	44,469	13,048,539
Marvell Technology Group Ltd.	79,780	1,699,314
Maxim Integrated Products, Inc.	81,877	4,553,999
Micron Technology, Inc. (b)	30,829	1,620,372
ON Semiconductor Corp. (b)	185,238	3,456,541
Qorvo, Inc. (b)	37,060	3,727,495
Silicon Laboratories, Inc. (b)	6,477	574,380
Skyworks Solutions, Inc.	48,090	4,817,656
Teradyne, Inc.	65,915	3,873,165
Xilinx, Inc.	106,615	8,901,286
		67,097,791
Software - 5.9%
Atlassian Corp. PLC (b)	54,161	7,851,179
Avalara, Inc. (b)	82,280	6,973,230
Cadence Design Systems, Inc. (b)	136,806	9,048,349
Citrix Systems, Inc.	75,833	7,840,374
DocuSign, Inc. (b)	37,337	3,222,556
Dropbox, Inc. Class A (b)	365,831	7,155,654
Fair Isaac Corp. (b)	19,065	7,169,012
Manhattan Associates, Inc. (b)	9,060	610,282
Nortonlifelock, Inc.	18,763	357,060
Nuance Communications, Inc. (b)	355,901	7,694,580
SS&C Technologies Holdings, Inc.	35,129	1,949,660
Synopsys, Inc. (b)	68,747	9,482,274
		69,354,210
Technology Hardware, Storage & Peripherals - 0.5%
Western Digital Corp.	62,238	3,457,943
Xerox Holdings Corp.	79,291	2,553,170
		6,011,113

TOTAL INFORMATION TECHNOLOGY		241,399,510

MATERIALS - 5.1%
Chemicals - 1.8%
Cabot Corp.	7,485	279,789
CF Industries Holdings, Inc.	180,324	6,646,743
Corteva, Inc.	136,215	3,705,048
Eastman Chemical Co.	76,088	4,680,173
Huntsman Corp.	323,560	6,128,226
		21,439,979
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	6,256	1,423,428
Vulcan Materials Co.	20,106	2,417,948
		3,841,376
Containers & Packaging - 0.4%
Crown Holdings, Inc. (b)	12,296	866,868
Graphic Packaging Holding Co.	264,393	3,574,593
		4,441,461
Metals & Mining - 2.6%
Freeport-McMoRan, Inc.	62,259	620,100
Newmont Corp.	271,345	12,110,127
Nucor Corp.	100,190	4,142,857
Reliance Steel & Aluminum Co.	66,089	6,760,244
Steel Dynamics, Inc.	241,114	6,420,866
		30,054,194

TOTAL MATERIALS		59,777,010

REAL ESTATE - 8.6%
Equity Real Estate Investment Trusts (REITs) - 8.1%
Alexandria Real Estate Equities, Inc.	9,304	1,413,092
Apartment Investment & Management Co. Class A	99,470	4,758,645
Apple Hospitality (REIT), Inc.	321,720	4,204,880
AvalonBay Communities, Inc.	30,308	6,079,482
Brixmor Property Group, Inc.	311,102	5,665,167
Camden Property Trust (SBI)	73,800	7,821,324
Colony Capital, Inc.	51,070	202,237
Columbia Property Trust, Inc.	132,607	2,500,968
Crown Castle International Corp.	6,610	947,147
Douglas Emmett, Inc.	182,300	6,960,214
Empire State Realty Trust, Inc.	53,535	626,360
Equity Commonwealth	29,178	917,940
Equity Lifestyle Properties, Inc.	63,539	4,341,620
Equity Residential (SBI)	25,003	1,877,725
Essex Property Trust, Inc.	28,285	8,014,838
Gaming & Leisure Properties	175,652	7,846,375
Hospitality Properties Trust (SBI)	83,185	1,503,985
Host Hotels & Resorts, Inc.	479,468	6,942,697
Life Storage, Inc.	14,583	1,573,652
Outfront Media, Inc.	135,563	3,570,729
Park Hotels & Resorts, Inc.	290,596	5,306,283
Realty Income Corp.	56,660	4,101,617
Retail Properties America, Inc.	309,117	3,236,455
SBA Communications Corp. Class A	14,010	3,713,911
VICI Properties, Inc.	35,434	887,976
		95,015,319
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (b)	59,901	3,362,842
Howard Hughes Corp. (b)	21,328	2,300,865
		5,663,707

TOTAL REAL ESTATE		100,679,026

UTILITIES - 5.9%
Electric Utilities - 2.5%
Edison International	419	28,153
Entergy Corp.	23,430	2,739,201
Hawaiian Electric Industries, Inc.	39,390	1,687,468
IDACORP, Inc.	12,729	1,230,131
OGE Energy Corp.	162,437	6,188,850
Portland General Electric Co.	17,588	956,963
PPL Corp.	299,929	9,000,869
Xcel Energy, Inc.	122,997	7,665,173
		29,496,808
Gas Utilities - 0.4%
UGI Corp.	136,303	4,912,360
Independent Power and Renewable Electricity Producers - 1.4%
Clearway Energy, Inc. Class C	65,782	1,384,053
NRG Energy, Inc.	38,119	1,265,932
The AES Corp.	452,041	7,562,646
Vistra Energy Corp.	343,291	6,601,486
		16,814,117
Multi-Utilities - 1.6%
Ameren Corp.	31,921	2,521,759
CMS Energy Corp.	49,924	3,016,408
DTE Energy Co.	68,782	7,680,886
MDU Resources Group, Inc.	143,492	3,979,033
Public Service Enterprise Group, Inc.	19,704	1,011,012
Sempra Energy	1,488	207,993
		18,417,091

TOTAL UTILITIES		69,640,376

TOTAL COMMON STOCKS
(Cost $1,133,090,404)		1,163,431,896
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20 (c)
(Cost $599,511)	600,000	599,593
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund 1.60% (d)	17,103,581	$17,107,002
Fidelity Securities Lending Cash Central Fund 1.60% (d)(e)	6,363,032	6,363,669
TOTAL MONEY MARKET FUNDS
(Cost $23,470,671)		23,470,671
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,157,160,586)		1,187,502,160
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,679,293)
NET ASSETS - 100%		$1,176,822,867

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	78	March 2020	$14,135,160	$(1,648,890)	$(1,648,890)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $599,593.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$124,334
Fidelity Securities Lending Cash Central Fund	6,902
Total	$131,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$36,597,150	$36,597,150	$--	$--
Consumer Discretionary	140,090,849	140,090,849	--	--
Consumer Staples	39,314,604	39,314,604	--	--
Energy	19,850,802	19,850,802	--	--
Financials	167,144,112	167,144,112	--	--
Health Care	144,117,692	144,117,692	--	--
Industrials	144,820,765	144,820,765	--	--
Information Technology	241,399,510	241,399,510	--	--
Materials	59,777,010	59,777,010	--	--
Real Estate	100,679,026	100,679,026	--	--
Utilities	69,640,376	69,640,376	--	--
U.S. Government and Government Agency Obligations	599,593	--	599,593	--
Money Market Funds	23,470,671	23,470,671	--	--
Total Investments in Securities:	$1,187,502,160	$1,186,902,567	$599,593	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,648,890)	$(1,648,890)	$--	$--
Total Liabilities	$(1,648,890)	$(1,648,890)	$--	$--
Total Derivative Instruments:	$(1,648,890)	$(1,648,890)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,648,890)
Total Equity Risk	0	(1,648,890)
Total Value of Derivatives	$0	$(1,648,890)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,088,195) — See accompanying schedule: Unaffiliated issuers (cost $1,133,689,915)	$1,164,031,489
Fidelity Central Funds (cost $23,470,671)	23,470,671
Total Investment in Securities (cost $1,157,160,586)		$1,187,502,160
Segregated cash with brokers for derivative instruments		212,335
Receivable for fund shares sold		2,455,988
Dividends receivable		1,228,093
Distributions receivable from Fidelity Central Funds		25,711
Other receivables		2
Total assets		1,191,424,289
Liabilities
Payable for fund shares redeemed	$7,183,202
Accrued management fee	650,937
Payable for daily variation margin on futures contracts	402,658
Collateral on securities loaned	6,364,625
Total liabilities		14,601,422
Net Assets		$1,176,822,867
Net Assets consist of:
Paid in capital		$1,119,645,570
Total accumulated earnings (loss)		57,177,297
Net Assets		$1,176,822,867
Net Asset Value, offering price and redemption price per share ($1,176,822,867 ÷ 85,227,209 shares)		$13.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$11,712,895
Non-Cash dividends		869,750
Interest		5,708
Income from Fidelity Central Funds (including $6,902 from security lending)		131,236
Total income		12,719,589
Expenses
Management fee	$3,851,661
Independent trustees' fees and expenses	3,449
Interest	3,263
Commitment fees	1,532
Total expenses before reductions	3,859,905
Expense reductions	(1,957)
Total expenses after reductions		3,857,948
Net investment income (loss)		8,861,641
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,084,901
Fidelity Central Funds	424
Futures contracts	(163,457)
Total net realized gain (loss)		38,921,868
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(63,541,529)
Futures contracts	(1,753,753)
Total change in net unrealized appreciation (depreciation)		(65,295,282)
Net gain (loss)		(26,373,414)
Net increase (decrease) in net assets resulting from operations		$(17,511,773)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,861,641	$17,130,483
Net realized gain (loss)	38,921,868	27,485,203
Change in net unrealized appreciation (depreciation)	(65,295,282)	(82,629,720)
Net increase (decrease) in net assets resulting from operations	(17,511,773)	(38,014,034)
Distributions to shareholders	(49,106,870)	(100,749,904)
Share transactions
Proceeds from sales of shares	181,933,997	323,476,818
Reinvestment of distributions	46,674,152	95,690,621
Cost of shares redeemed	(248,486,003)	(306,502,044)
Net increase (decrease) in net assets resulting from share transactions	(19,877,854)	112,665,395
Total increase (decrease) in net assets	(86,496,497)	(26,098,543)
Net Assets
Beginning of period	1,263,319,364	1,289,417,907
End of period	$1,176,822,867	$1,263,319,364
Other Information
Shares
Sold	11,924,290	22,114,078
Issued in reinvestment of distributions	3,028,822	7,238,322
Redeemed	(16,321,350)	(21,299,474)
Net increase (decrease)	(1,368,238)	8,052,926

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Enhanced Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$14.59	$16.42	$14.93	$14.77	$11.98	$14.16	$13.60
Income from Investment Operations
Net investment income (loss)D	.10	.21	.26	.12	.21	.18	.15
Net realized and unrealized gain (loss)	(.29)	(.71)	2.17	.13	2.76	(1.70)	1.73
Total from investment operations	(.19)	(.50)	2.43	.25	2.97	(1.52)	1.88
Distributions from net investment income	(.22)	(.25)	(.21)	(.02)	(.18)	(.14)	(.10)
Distributions from net realized gain	(.38)	(1.09)	(.73)	(.07)	–	(.51)	(1.22)
Total distributions	(.59)E	(1.33)F	(.94)	(.09)	(.18)	(.66)G	(1.32)
Redemption fees added to paid in capitalD	–	–	–	–H	–H	–H	–H
Net asset value, end of period	$13.81	$14.59	$16.42	$14.93	$14.77	$11.98	$14.16
Total ReturnI,J	(1.70)%	(2.19)%	16.67%	1.72%	24.85%	(11.02)%	15.22%
Ratios to Average Net AssetsK,L
Expenses before reductions	.59%M	.59%	.59%	.59%M	.60%	.60%	.60%
Expenses net of fee waivers, if any	.59%M	.59%	.59%	.59%M	.60%	.60%	.60%
Expenses net of all reductions	.59%M	.59%	.59%	.59%M	.60%	.60%	.60%
Net investment income (loss)	1.36%M	1.46%	1.64%	1.62%M	1.53%	1.34%	1.08%
Supplemental Data
Net assets, end of period (000 omitted)	$1,176,823	$1,263,319	$1,289,418	$1,183,861	$1,176,023	$805,242	$608,475
Portfolio turnover rateN	97%M	90%	108%	94%M	87%	88%	89%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Total distributions of $.59 per share is comprised of distributions from net investment income of $.218 and distributions from net realized gain of $.375 per share.

 F Total distributions of $1.33 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $1.085 per share.

 G Total distributions of $.66 per share is comprised of distributions from net investment income of $.144 and distributions from net realized gain of $.511 per share.

 H Amount represents less than $.005 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of February 29, 2020
Japan	24.8%
United Kingdom	14.7%
Switzerland	9.4%
France	9.3%
Germany	7.3%
Australia	7.2%
Netherlands	5.2%
Sweden	3.7%
Spain	3.4%
Other*	15.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of February 29, 2020

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of February 29, 2020

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1
Novartis AG (Switzerland, Pharmaceuticals)	1.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.3
CSL Ltd. (Australia, Biotechnology)	1.2
Allianz SE (Germany, Insurance)	1.2
HSBC Holdings PLC (United Kingdom, Banks)	1.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.1
Enel SpA (Italy, Electric Utilities)	1.0
14.9

Top Market Sectors as of February 29, 2020

% of fund's net assets
Financials	17.3
Industrials	15.5
Health Care	14.4
Consumer Discretionary	11.2
Consumer Staples	9.9
Information Technology	8.6
Communication Services	6.8
Materials	4.8
Utilities	3.7
Real Estate	3.2

Fidelity® International Enhanced Index Fund

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 7.2%
AGL Energy Ltd.	87,298	$1,088,497
APA Group unit	42,497	297,333
Aristocrat Leisure Ltd.	90,750	1,957,433
Aurizon Holdings Ltd.	1,779,032	5,597,730
Australia & New Zealand Banking Group Ltd.	287,038	4,629,043
BHP Billiton Ltd.	501,137	10,892,427
Brambles Ltd.	113,917	887,566
Challenger Ltd.	79,062	468,180
Coca-Cola Amatil Ltd.	1,000,430	7,488,379
Cochlear Ltd.	7,514	1,016,152
Coles Group Ltd.	237,571	2,199,220
Commonwealth Bank of Australia	110,552	5,889,722
CSL Ltd.	85,465	17,228,435
DEXUS Property Group unit	273,701	2,168,159
Fortescue Metals Group Ltd.	1,211,060	7,952,566
Goodman Group unit	341,811	3,335,638
Harvey Norman Holdings Ltd.	99,593	240,704
Macquarie Group Ltd.	75,136	6,599,571
Magellan Financial Group Ltd.	41,018	1,489,973
National Australia Bank Ltd.	100,080	1,646,925
Orica Ltd.	19,595	252,750
QBE Insurance Group Ltd.	172,375	1,526,071
Ramsay Health Care Ltd.	3,821	169,290
Rio Tinto Ltd.	88,512	5,032,088
Scentre Group unit	2,096,625	4,725,828
SP AusNet	85,149	94,022
Stockland Corp. Ltd. unit	112,318	344,629
The GPT Group unit	132,470	498,800
Wesfarmers Ltd.	239,461	6,341,273
Woodside Petroleum Ltd.	103,463	1,881,835
Woolworths Group Ltd.	124,243	3,140,398

TOTAL AUSTRALIA		107,080,637

Austria - 0.0%
Erste Group Bank AG	2,440	83,530
Bailiwick of Jersey - 0.2%
Ferguson PLC	12,342	1,075,355
Glencore Xstrata PLC	522,288	1,318,334

TOTAL BAILIWICK OF JERSEY		2,393,689

Belgium - 1.8%
Ageas	156,650	7,288,741
Anheuser-Busch InBev SA NV ADR (a)	573	33,446
Colruyt NV	48,678	2,257,868
Galapagos Genomics NV (b)	34,874	7,334,820
KBC Groep NV	20,482	1,364,643
Proximus	21,622	536,982
UCB SA	90,729	8,400,232

TOTAL BELGIUM		27,216,732

Bermuda - 0.1%
Jardine Matheson Holdings Ltd.	792	43,085
Kerry Properties Ltd.	321,423	913,344

TOTAL BERMUDA		956,429

Cayman Islands - 1.2%
Cheung Kong Property Holdings Ltd.	1,106,828	6,915,013
CK Hutchison Holdings Ltd.	531,000	4,621,982
Sands China Ltd.	1,156,400	5,377,742
WH Group Ltd. (c)	806,500	819,433

TOTAL CAYMAN ISLANDS		17,734,170

Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	893	846,817
Series B	5,875	5,928,522
Carlsberg A/S Series B	23,281	3,079,093
Coloplast A/S Series B	7,993	1,073,024
DSV A/S	4,973	504,584
Novo Nordisk A/S Series B	319,265	18,705,404
Novozymes A/S Series B	12,387	635,027
Pandora A/S	106,414	4,795,272
Vestas Wind Systems A/S	47,336	4,566,994

TOTAL DENMARK		40,134,737

Finland - 0.1%
Kone OYJ (B Shares)	8,037	455,234
Neste Oyj	15,396	615,319
Nordea Bank ABP (Stockholm Stock Exchange)	130,782	1,032,175

TOTAL FINLAND		2,102,728

France - 9.3%
Amundi SA (c)	10,202	733,080
Arkema SA	35,284	3,337,851
AXA SA	131,961	3,067,346
BNP Paribas SA	205,659	9,982,752
Bouygues SA	75,166	2,973,457
CNP Assurances	86,550	1,360,244
Compagnie de St. Gobain	22,615	798,523
Covivio	12,944	1,377,618
Danone SA	1,084	76,507
Dassault Systemes SA	58,916	9,347,815
EDF SA (a)	474,912	6,666,083
Eiffage SA	64,748	6,926,081
Eutelsat Communications	251,236	3,397,148
Hermes International SCA	9,712	6,850,814
Kering SA	14,546	8,202,549
L'Oreal SA	53,823	14,466,780
Legrand SA	11,587	889,325
LVMH Moet Hennessy Louis Vuitton SE	39,312	16,406,102
LVMH Moet Hennessy Louis Vuitton SE ADR (a)	1,064	88,014
Orange SA	290,555	3,910,393
Publicis Groupe SA	4,826	187,680
Rexel SA	213,574	2,640,053
Safran SA	51,148	7,080,336
Sanofi SA	61,251	5,712,625
Sanofi SA sponsored ADR	50,057	2,315,136
Sartorius Stedim Biotech	4,052	776,177
Schneider Electric SA	132,869	13,499,418
SCOR SE	6,802	246,350
Total SA	93,768	4,052,875
Total SA sponsored ADR	2,228	96,116
Wendel SA	7,472	923,006
Worldline SA (b)(c)	1	77

TOTAL FRANCE		138,388,331

Germany - 6.5%
Allianz SE	78,795	17,165,483
BASF AG sponsored ADR	6,296	92,362
Bayer AG	57,918	4,212,147
Bayer AG sponsored ADR	4,967	89,505
Beiersdorf AG	72,410	7,646,362
Brenntag AG	44,371	2,013,247
Carl Zeiss Meditec AG	3,539	376,493
Deutsche Telekom AG	549,037	8,994,049
Evonik Industries AG	24,926	623,887
Henkel AG & Co. KGaA	8,887	759,577
Hochtief AG	7,654	763,653
Infineon Technologies AG	322,640	6,886,308
Lanxess AG	2,993	159,346
Merck KGaA	1,235	150,280
Metro AG (b)	365,583	1,762,949
MTU Aero Engines Holdings AG	15,916	3,937,980
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,086	10,386,996
ProSiebenSat.1 Media AG	249,181	3,035,288
SAP SE	45,688	5,703,804
SAP SE sponsored ADR	8,070	997,210
Schaeffler AG	706,510	6,440,669
Siemens AG	74,588	7,672,968
Siemens Healthineers AG (c)	13,360	546,262
Volkswagen AG	3,302	560,882
Zalando SE (b)(c)	103,936	4,644,577

TOTAL GERMANY		95,622,284

Hong Kong - 1.9%
AIA Group Ltd.	587,832	5,891,514
Galaxy Entertainment Group Ltd.	394,000	2,600,552
Henderson Land Development Co. Ltd.	1,118,584	5,130,132
Link (REIT)	16,300	150,976
Power Assets Holdings Ltd.	91,000	647,915
Swire Pacific Ltd. (A Shares)	342,813	3,125,680
Techtronic Industries Co. Ltd.	603,500	4,881,421
Wheelock and Co. Ltd.	804,506	6,125,392

TOTAL HONG KONG		28,553,582

Ireland - 0.1%
Kingspan Group PLC (Ireland)	11,058	696,329
Isle of Man - 0.0%
Gaming VC Holdings SA	42,065	432,477
Italy - 2.4%
Assicurazioni Generali SpA	26,801	483,794
Enel SpA	1,757,527	14,751,255
Intesa Sanpaolo SpA	4,610,725	11,209,213
Mediobanca SpA	21,181	192,608
Poste Italiane SpA (c)	320,625	3,434,717
Snam Rete Gas SpA	1,046,558	5,189,230

TOTAL ITALY		35,260,817

Japan - 24.8%
Advantest Corp.	176,500	8,042,810
Agc, Inc.	42,000	1,207,120
Aozora Bank Ltd.	6,100	152,811
Asahi Kasei Corp.	268,630	2,243,232
Astellas Pharma, Inc.	654,925	10,316,314
Bandai Namco Holdings, Inc.	57,900	2,882,653
Central Japan Railway Co.	51,600	8,505,915
Chugai Pharmaceutical Co. Ltd.	21,800	2,367,764
Dai Nippon Printing Co. Ltd.	293,280	7,056,013
Dai-ichi Mutual Life Insurance Co.	66,067	905,619
Daiwa House Industry Co. Ltd.	24,300	671,258
Daiwa Securities Group, Inc.	215,600	917,889
East Japan Railway Co.	46,400	3,544,166
Eisai Co. Ltd.	15,610	1,155,047
Fujifilm Holdings Corp.	192,000	9,393,510
Fujitsu Ltd.	90,355	9,390,687
Hakuhodo DY Holdings, Inc.	17,397	203,067
Hitachi High-Technologies Corp.	46,300	3,421,203
Hitachi Ltd.	303,552	10,235,663
Hoya Corp.	120,384	10,724,734
Hulic Co. Ltd.	27,600	309,112
INPEX Corp.	28,800	249,096
Itochu Corp.	33,400	762,230
ITOCHU Techno-Solutions Corp.	18,200	505,199
Japan Post Holdings Co. Ltd.	910,377	7,939,845
Japan Post Insurance Co. Ltd.	242,600	3,726,944
Japan Prime Realty Investment Corp.	45	198,174
Japan Real Estate Investment Corp.	1,184	8,079,214
Kakaku.com, Inc.	100,400	2,150,232
Kamigumi Co. Ltd.	211,300	4,061,050
KDDI Corp.	443,620	12,533,845
Kubota Corp.	21,100	297,935
Kurita Water Industries Ltd.	20,000	518,264
Marubeni Corp.	1,077,850	7,163,016
Medipal Holdings Corp.	292,357	5,345,151
Mitsubishi Electric Corp.	625,458	7,950,148
Mitsubishi Estate Co. Ltd.	45,789	782,820
Mitsubishi Heavy Industries Ltd.	124,500	3,946,463
Mitsubishi UFJ Financial Group, Inc.	1,848,412	9,031,266
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,036,171	5,927,290
Mitsui & Co. Ltd.	77,300	1,278,181
Murata Manufacturing Co. Ltd.	25,600	1,341,110
NEC Corp.	23,500	880,215
New Hampshire Foods Ltd.	19,300	728,268
Nexon Co. Ltd.	52,100	829,369
Nippon Building Fund, Inc.	60	450,028
Nippon Prologis REIT, Inc.	110	298,507
Nippon Telegraph & Telephone Corp.	446,270	10,411,377
Nisshin Seifun Group, Inc.	17,100	289,492
Nissin Food Holdings Co. Ltd.	8,200	646,208
Nitto Denko Corp.	123,900	6,226,015
Nomura Holdings, Inc.	1,893,200	8,359,422
Nomura Research Institute Ltd.	356,200	7,777,220
NTT DOCOMO, Inc.	418,960	11,371,272
Obayashi Corp.	98,300	992,478
OBIC Co. Ltd.	17,100	2,106,981
Olympus Corp.	378,100	6,877,732
ORIX Corp.	596,532	9,634,329
Otsuka Corp.	186,200	7,966,929
Otsuka Holdings Co. Ltd.	41,200	1,558,465
Panasonic Corp.	138,500	1,313,679
Rakuten, Inc.	592,200	4,957,877
Secom Co. Ltd.	113,400	9,015,437
Sekisui Chemical Co. Ltd.	44,600	665,320
Sekisui House Ltd.	419,300	8,229,725
Shin-Etsu Chemical Co. Ltd.	57,600	6,485,741
Shionogi & Co. Ltd.	149,551	8,050,335
SoftBank Corp.	755,200	9,889,857
SoftBank Group Corp.	18,700	868,771
Sony Corp.	31,700	1,954,238
Sony Corp. sponsored ADR	128,283	7,979,203
Sumitomo Mitsui Financial Group, Inc.	369,092	11,711,220
Tokyo Century Corp.	27,600	1,146,375
Tokyo Electron Ltd.	51,700	10,700,932
Toppan Printing Co. Ltd.	275,200	4,799,288
Tosoh Corp.	11,800	162,023
Toyo Suisan Kaisha Ltd.	39,900	1,581,425
Toyota Motor Corp.	169,959	11,160,310
Toyota Tsusho Corp.	14,300	432,871
West Japan Railway Co.	108,800	7,684,391
Yahoo! Japan Corp.	890,900	3,246,094
Yamada Denki Co. Ltd.	59,800	287,745
Yamazaki Baking Co. Ltd.	37,000	629,473

TOTAL JAPAN		367,790,697

Netherlands - 5.2%
Airbus Group NV	5,960	719,364
Akzo Nobel NV	7,763	621,121
Altice Europe NV Class A (b)	237,106	1,259,242
ASML Holding NV (Netherlands)	66,740	18,506,545
EXOR NV	14,798	1,056,848
Fiat Chrysler Automobiles NV (Italy)	456,293	5,749,578
Heineken Holding NV	62,953	5,590,076
Heineken NV (Bearer)	11,146	1,110,498
Koninklijke Ahold Delhaize NV	283,014	6,611,851
Koninklijke KPN NV	797,237	1,933,592
Koninklijke Philips Electronics NV	210,472	9,013,294
NXP Semiconductors NV	18,022	2,048,921
STMicroelectronics NV (France)	330,403	9,119,045
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	7,032	843,900
Unilever NV	40,720	2,149,905
Wolters Kluwer NV	135,086	9,939,632

TOTAL NETHERLANDS		76,273,412

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	194,834	3,139,514
Meridian Energy Ltd.	59,484	171,774
Spark New Zealand Ltd.	51,901	147,119

TOTAL NEW ZEALAND		3,458,407

Norway - 0.1%
Marine Harvest ASA	28,164	596,653
Orkla ASA	38,639	328,643
Yara International ASA	12,306	451,808

TOTAL NORWAY		1,377,104

Singapore - 1.9%
Ascendas Real Estate Investment Trust	333,100	731,773
ComfortDelgro Corp. Ltd.	2,315,867	3,242,114
DBS Group Holdings Ltd.	410,500	7,105,431
Genting Singapore Ltd.	7,524,360	4,402,580
Singapore Telecommunications Ltd.	413,000	889,511
United Overseas Bank Ltd.	558,355	9,813,002
Wilmar International Ltd.	331,300	944,261
Yangzijiang Shipbuilding Holdings Ltd.	1,873,946	1,271,361

TOTAL SINGAPORE		28,400,033

Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	232,878	6,944,063
ACS Actividades de Construccion y Servicios SA rights (b)	232,878	102,909
Aena Sme SA (c)	50,759	8,175,617
Banco Bilbao Vizcaya Argentaria SA	823,359	3,943,303
CaixaBank SA	89,144	229,121
Enagas SA	180,460	4,682,513
Endesa SA	71,800	1,847,558
Grifols SA	54,864	1,768,315
Iberdrola SA	322,415	3,691,070
Inditex SA	200,052	6,241,414
Red Electrica Corporacion SA	197,514	3,775,137
Telefonica SA	1,468,146	8,737,229

TOTAL SPAIN		50,138,249

Sweden - 3.7%
Atlas Copco AB:
(A Shares)	187,025	6,668,365
(B Shares)	92,952	2,880,611
Essity AB Class B	306,207	9,231,500
H&M Hennes & Mauritz AB (B Shares)	483,450	8,773,704
Investor AB (B Shares)	25,232	1,263,859
Kinnevik AB (B Shares)	24,580	500,594
Sandvik AB	263,134	4,386,300
Skandinaviska Enskilda Banken AB (A Shares)	723,947	6,939,002
SKF AB (B Shares)	378,543	6,693,039
Swedish Match Co. AB	26,047	1,528,296
Volvo AB (B Shares)	408,333	6,409,459

TOTAL SWEDEN		55,274,729

Switzerland - 9.4%
ABB Ltd. (Reg.)	173,172	3,752,502
Coca-Cola HBC AG	43,681	1,393,004
Credit Suisse Group AG	846,943	9,514,979
Ems-Chemie Holding AG	1,607	943,340
Givaudan SA ADR	804	50,105
Kuehne & Nagel International AG	6,365	931,719
LafargeHolcim Ltd. (Reg.)	28,649	1,333,424
Nestle SA (Reg. S)	392,951	40,436,950
Novartis AG	316,733	26,644,609
Partners Group Holding AG	1,424	1,235,778
Roche Holding AG (participation certificate)	99,176	31,888,432
Sonova Holding AG Class B	36,475	8,711,840
Swiss Life Holding AG	2,442	1,121,166
Swisscom AG	2,439	1,301,886
UBS Group AG	947,040	10,429,420

TOTAL SWITZERLAND		139,689,154

United Kingdom - 14.7%
3i Group PLC	115,260	1,517,189
Anglo American PLC (United Kingdom)	403,105	9,484,043
AstraZeneca PLC:
(United Kingdom)	661	58,013
sponsored ADR	138,838	6,081,104
Auto Trader Group PLC (c)	80,794	544,030
Aviva PLC	876,873	4,016,527
BAE Systems PLC	1,261,047	9,974,985
Barclays PLC	2,951,467	5,656,463
Barratt Developments PLC	829,696	8,190,416
Berkeley Group Holdings PLC	47,506	2,929,744
BHP Billiton PLC	443,978	8,114,075
BP PLC	801,518	4,164,373
BP PLC sponsored ADR	16,011	500,984
British American Tobacco PLC:
(United Kingdom)	98,382	3,889,951
sponsored ADR	76,465	3,043,307
BT Group PLC	1,497,709	2,747,574
Burberry Group PLC	174,825	3,767,444
Carnival PLC	37,938	1,200,010
Centrica PLC	3,842,088	3,558,909
Diageo PLC	55,388	1,976,221
Diageo PLC sponsored ADR	1,230	174,549
Evraz PLC	274,936	1,174,073
GlaxoSmithKline PLC sponsored ADR	100,880	4,088,666
HSBC Holdings PLC:
(United Kingdom)	166,085	1,121,779
sponsored ADR (a)	469,295	15,754,233
Imperial Brands PLC	374,011	7,555,769
Investec PLC	209,729	1,074,451
John David Group PLC	27,197	260,172
Legal & General Group PLC	907,611	3,074,873
Lloyds Banking Group PLC	5,519,045	3,582,396
Lloyds Banking Group PLC sponsored ADR	332,754	848,523
London Stock Exchange Group PLC	12,530	1,230,747
M&G PLC (b)	201,421	525,972
National Grid PLC	235,213	2,965,034
Persimmon PLC	223,099	8,248,389
Prudential PLC	122,119	2,030,164
Prudential PLC ADR (a)	18,138	600,005
RELX PLC:
(London Stock Exchange)	135,591	3,280,602
sponsored ADR (a)	15,585	376,378
Rio Tinto PLC	133,293	6,275,384
Royal Dutch Shell PLC:
Class A (United Kingdom)	578,368	12,484,933
Class B (United Kingdom)	559,933	12,136,682
Royal Mail PLC	676,176	1,418,032
Sage Group PLC	681,785	6,040,059
Schroders PLC	9,868	367,102
Scottish & Southern Energy PLC	120,675	2,372,513
Segro PLC	22,314	236,562
Severn Trent PLC	24,699	784,038
Smith & Nephew PLC	236,740	5,311,369
Standard Chartered PLC (United Kingdom)	17,001	123,021
Tate & Lyle PLC	764,200	6,968,348
Taylor Wimpey PLC	2,658,485	7,019,937
Unilever PLC	30,772	1,654,299
United Utilities Group PLC	257,846	3,128,569
Vodafone Group PLC	6,907,256	12,072,144

TOTAL UNITED KINGDOM		217,775,129

TOTAL COMMON STOCKS
(Cost $1,425,836,343)		1,436,833,386

Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Henkel AG & Co. KGaA	87,291	8,132,645
Volkswagen AG	24,956	4,142,855
(Cost $13,553,428)		12,275,500
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.64% 3/19/20(d)
(Cost $1,298,941)	1,300,000	1,299,118
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund 1.60% (e)	31,636,739	31,643,067
Fidelity Securities Lending Cash Central Fund 1.60% (e)(f)	16,332,317	16,333,950
TOTAL MONEY MARKET FUNDS
(Cost $47,977,017)		47,977,017
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $1,488,665,729)		1,498,385,021
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(15,559,677)
NET ASSETS - 100%		$1,482,825,344

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	373	March 2020	$33,868,400	$(2,422,095)	$(2,422,095)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $24,478,806.

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,897,793 or 1.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,299,118.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130,698
Fidelity Securities Lending Cash Central Fund	56,670
Total	$187,368

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of February 29, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$101,197,751	$28,726,521	$72,471,230	$--
Consumer Discretionary	167,059,002	46,010,821	121,048,181	--
Consumer Staples	149,158,655	21,717,859	127,440,796	--
Energy	36,182,213	2,728,031	33,454,182	--
Financials	251,224,635	80,445,813	170,778,822	--
Health Care	211,206,680	72,473,009	138,733,671	--
Industrials	225,682,678	86,592,437	139,090,241	--
Information Technology	130,412,243	73,467,480	56,944,763	--
Materials	73,861,022	28,496,882	45,364,140	--
Real Estate	47,412,557	41,828,797	5,583,760	--
Utilities	55,711,450	2,299,541	53,411,909	--
Government Obligations	1,299,118	--	1,299,118	--
Money Market Funds	47,977,017	47,977,017	--	--
Total Investments in Securities:	$1,498,385,021	$532,764,208	$965,620,813	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(2,422,095)	$(2,422,095)	$--	$--
Total Liabilities	$(2,422,095)	$(2,422,095)	$--	$--
Total Derivative Instruments:	$(2,422,095)	$(2,422,095)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 29, 2020. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(2,422,095)
Total Equity Risk	0	(2,422,095)
Total Value of Derivatives	$0	$(2,422,095)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® International Enhanced Index Fund

Financial Statements

Statement of Assets and Liabilities

		February 29, 2020 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $15,890,161) — See accompanying schedule: Unaffiliated issuers (cost $1,440,688,712)	$1,450,408,004
Fidelity Central Funds (cost $47,977,017)	47,977,017
Total Investment in Securities (cost $1,488,665,729)		$1,498,385,021
Segregated cash with brokers for derivative instruments		496,159
Foreign currency held at value (cost $1,089,189)		1,089,199
Receivable for fund shares sold		9,386,334
Dividends receivable		5,648,249
Distributions receivable from Fidelity Central Funds		29,747
Total assets		1,515,034,709
Liabilities
Payable for investments purchased	$905,204
Payable for fund shares redeemed	13,927,457
Accrued management fee	790,788
Payable for daily variation margin on futures contracts	249,766
Collateral on securities loaned	16,336,150
Total liabilities		32,209,365
Net Assets		$1,482,825,344
Net Assets consist of:
Paid in capital		$1,648,991,582
Total accumulated earnings (loss)		(166,166,238)
Net Assets		$1,482,825,344
Net Asset Value, offering price and redemption price per share ($1,482,825,344 ÷ 169,588,543 shares)		$8.74

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 29, 2020 (Unaudited)
Investment Income
Dividends		$16,538,986
Interest		7,756
Income from Fidelity Central Funds (including $56,670 from security lending)		187,368
Income before foreign taxes withheld		16,734,110
Less foreign taxes withheld		(926,366)
Total income		15,807,744
Expenses
Management fee	$4,672,243
Independent trustees' fees and expenses	4,167
Commitment fees	1,840
Total expenses before reductions	4,678,250
Expense reductions	(30)
Total expenses after reductions		4,678,220
Net investment income (loss)		11,129,524
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,953,267)
Fidelity Central Funds	(2,200)
Foreign currency transactions	(99,476)
Futures contracts	1,523,683
Total net realized gain (loss)		(13,531,260)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	10,890,867
Assets and liabilities in foreign currencies	60,030
Futures contracts	(2,975,606)
Total change in net unrealized appreciation (depreciation)		7,975,291
Net gain (loss)		(5,555,969)
Net increase (decrease) in net assets resulting from operations		$5,573,555

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 29, 2020 (Unaudited)	Year ended August 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,129,524	$50,288,710
Net realized gain (loss)	(13,531,260)	(138,942,040)
Change in net unrealized appreciation (depreciation)	7,975,291	(19,580,033)
Net increase (decrease) in net assets resulting from operations	5,573,555	(108,233,363)
Distributions to shareholders	(47,815,176)	(34,087,909)
Share transactions
Proceeds from sales of shares	191,574,763	476,609,275
Reinvestment of distributions	42,797,410	20,553,992
Cost of shares redeemed	(215,193,965)	(540,104,018)
Net increase (decrease) in net assets resulting from share transactions	19,178,208	(42,940,751)
Total increase (decrease) in net assets	(23,063,413)	(185,262,023)
Net Assets
Beginning of period	1,505,888,757	1,691,150,780
End of period	$1,482,825,344	$1,505,888,757
Other Information
Shares
Sold	20,212,406	52,495,990
Issued in reinvestment of distributions	4,453,424	2,401,167
Redeemed	(22,816,148)	(59,211,314)
Net increase (decrease)	1,849,682	(4,314,157)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Enhanced Index Fund

	Six months ended (Unaudited) February 29,	Years endedAugust 31,
	2020	2019	2018	2017 A	2017 B	2016 C	2015 B
Selected Per–Share Data
Net asset value, beginning of period	$8.98	$9.83	$9.73	$8.48	$7.42	$8.77	$8.85
Income from Investment Operations
Net investment income (loss)D	.07	.30	.27	.18	.20	.19	.20
Net realized and unrealized gain (loss)	(.02)	(.95)	–E	1.07	1.08	(1.38)	(.10)
Total from investment operations	.05	(.65)	.27	1.25	1.28	(1.19)	.10
Distributions from net investment income	(.29)	(.20)	(.14)F	–	(.20)	(.16)	(.16)
Distributions from net realized gain	–	–	(.03)F	–	(.02)	–E	(.02)
Total distributions	(.29)	(.20)	(.17)	–	(.22)	(.16)	(.18)
Redemption fees added to paid in capitalD	–	–	–E	–E	–E	–E	–E
Net asset value, end of period	$8.74	$8.98	$9.83	$9.73	$8.48	$7.42	$8.77
Total ReturnG,H	.27%	(6.51)%	2.71%	14.74%	17.31%	(13.71)%	1.25%
Ratios to Average Net AssetsI,J
Expenses before reductions	.59%K	.59%	.59%	.59%K	.62%	.62%	.62%
Expenses net of fee waivers, if any	.59%K	.59%	.59%	.59%K	.62%	.62%	.62%
Expenses net of all reductions	.59%K	.59%	.59%	.59%K	.62%	.62%	.62%
Net investment income (loss)	1.41%K	3.27%	2.69%	3.86%K	2.53%	2.27%	2.31%
Supplemental Data
Net assets, end of period (000 omitted)	$1,482,825	$1,505,889	$1,691,151	$576,386	$271,576	$152,699	$105,360
Portfolio turnover rateL	103%K	103%	66%	70%K	75%	77%	75%

 A For the six month period ended August 31. The Fund changed its fiscal year end from February 28 to August 31, effective August 31, 2017.

 B For the year ended February 28.

 C For the year ended February 29.

 D Calculated based on average shares outstanding during the period.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 29, 2020

1. Organization.

Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Value Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund, Fidelity Mid Cap Enhanced Index Fund and Fidelity International Enhanced Index Fund (the Funds) are funds of Fidelity Commonwealth Trust II (the Trust) and are authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 29, 2020 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to certain deemed distributions, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Large Cap Growth Enhanced Index Fund	$790,895,122	$354,785,373	$(32,236,964)	$322,548,409
Fidelity Large Cap Value Enhanced Index Fund	3,555,611,090	426,874,491	(273,151,088)	153,723,403
Fidelity Large Cap Core Enhanced Index Fund	699,449,968	186,533,075	(40,609,479)	145,923,596
Fidelity Mid Cap Enhanced Index Fund	1,161,089,661	122,986,625	(98,223,016)	24,763,609
Fidelity International Enhanced Index Fund	1,494,760,114	113,779,000	(112,576,188)	1,202,812

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryforward
Fidelity International Enhanced Index Fund	$(119,475,623)	$(31,961,009)	$(151,436,632)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period for Fidelity Large Cap Growth Enhanced Index Fund, Fidelity Large Cap Core Enhanced Index Fund and Fidelity Mid Cap Enhanced Index Fund. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Large Cap Growth Enhanced Index Fund	495,687,142	536,479,007
Fidelity Large Cap Value Enhanced Index Fund	1,749,061,270	1,683,012,734
Fidelity Large Cap Core Enhanced Index Fund	347,485,652	361,746,961
Fidelity Mid Cap Enhanced Index Fund	612,624,487	676,098,422
Fidelity International Enhanced Index Fund	785,341,020	817,473,635

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund pays an all-inclusive management fee based on the annual rates noted in the following table; and the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses. The management fees are reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees.

Fidelity Large Cap Growth Enhanced Index Fund	.39%
Fidelity Large Cap Value Enhanced Index Fund	.39%
Fidelity Large Cap Core Enhanced Index Fund	.39%
Fidelity Mid Cap Enhanced Index Fund	.59%
Fidelity International Enhanced Index Fund	.59%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Any open loans at period end are presented under the caption "Interfund Loans" in the Schedule of Investments with accrued interest included in Other affiliated receivables on the Statement of Assets and Liabilities. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable to affiliates" in the Statement of Assets and Liabilities. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Large Cap Value Enhanced Index Fund	Borrower	$148,224,000	1.79%	$7,367
Fidelity Mid Cap Enhanced Index Fund	Borrower	$13,116,800	1.79%	$3,263

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Funds invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Commitment fees on the Statement of Operations, and are as follows:

Amount
Fidelity Large Cap Growth Enhanced Index Fund	$1,340
Fidelity Large Cap Value Enhanced Index Fund	4,647
Fidelity Large Cap Core Enhanced Index Fund	1,026
Fidelity Mid Cap Enhanced Index Fund	1,532
Fidelity International Enhanced Index Fund	1,840

During the period, there were no borrowings on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. For equity securities, lending agents are used, including National Financial Services (NFS), an affiliate of the Funds. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a Fund's daily lending revenue, for its services as lending agent. The Funds may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with NFS, as affiliated borrower. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS
Fidelity Large Cap Growth Enhanced Index Fund	$263	$–
Fidelity Large Cap Value Enhanced Index Fund	$24,403	$4
Fidelity Large Cap Core Enhanced Index Fund	$1,360	$–
Fidelity Mid Cap Enhanced Index Fund	$717	$–
Fidelity International Enhanced Index Fund	$289	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Large Cap Growth Enhanced Index Fund	$383
Fidelity Large Cap Value Enhanced Index Fund	1,193
Fidelity Large Cap Core Enhanced Index Fund	861
Fidelity Mid Cap Enhanced Index Fund	1,957
Fidelity International Enhanced Index Fund	30

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2019 to February 29, 2020).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioB	Beginning Account Value September 1, 2019	Ending Account Value February 29, 2020	Expenses Paid During Period-A September 1, 2019 to February 29, 2020
Fidelity Large Cap Growth Enhanced Index Fund	.39%
Actual		$1,000.00	$1,041.60	$1.98
Hypothetical-B		$1,000.00	$1,022.92	$1.96
Fidelity Large Cap Value Enhanced Index Fund	.39%
Actual		$1,000.00	$977.50	$1.92
Hypothetical-B		$1,000.00	$1,022.92	$1.96
Fidelity Large Cap Core Enhanced Index Fund	.39%
Actual		$1,000.00	$1,016.40	$1.96
Hypothetical-B		$1,000.00	$1,022.92	$1.96
Fidelity Mid Cap Enhanced Index Fund	.59%
Actual		$1,000.00	$983.00	$2.91
Hypothetical-B		$1,000.00	$1,021.93	$2.97
Fidelity International Enhanced Index Fund	.59%
Actual		$1,000.00	$1,002.70	$2.94
Hypothetical-B		$1,000.00	$1,021.93	$2.97

 A Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period).

 B 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Enhanced Index Fund
Fidelity Large Cap Core Enhanced Index Fund
Fidelity Large Cap Growth Enhanced Index Fund
Fidelity Large Cap Value Enhanced Index Fund
Fidelity Mid Cap Enhanced Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

Approval of Amended and Restated Advisory Contracts. At its November 2019 meeting, the Board unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) for a stub period of January 1, 2020 through January 31, 2020 in connection with a consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMR expected to redomicile as a Delaware limited liability company. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and that the sub-advisory agreements would reflect removal of a fee aggregation provision not currently in effect. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the fund.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2020 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and ETFs with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against an appropriate securities market index (benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods ended June 30, 2019, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe. For Fidelity International Enhanced Index Fund, returns of the benchmark index are "net MA," i.e., adjusted for tax withholding rates applicable to U.S.-based funds organized as Massachusetts business trusts.

Fidelity International Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 (December 31 for periods prior to 2018) shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Sized Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, each fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. Given the funds' competitive management fee rates, Fidelity no longer calculates hypothetical net management fees for the funds and, as a result, the charts do not include hypothetical net management fees for periods after 2016. With respect to the historical net management fee information, the Board considered that non-management expenses may exceed the fund's all-inclusive fee and result in a negative net management fee.

The Board considered that a new management contract for each fund that implemented an all-inclusive management fee structure had taken effect April 1, 2017, following approval by shareholders. Under this new fee structure, the management fee rate for Fidelity International Enhanced Index Fund increased from 0.47% to 0.59%, the management fee rate for each of Fidelity Large Cap Core Enhanced Index Fund, Fidelity Large Cap Growth Enhanced Index Fund, and Fidelity Large Cap Value Enhanced Index Fund increased from 0.30% to 0.39%, and the management fee rate for Fidelity Mid Cap Enhanced Index Fund increased from 0.45% to 0.59%, and FMR now pays all other expenses of each fund with limited exceptions. The Board noted that as a result of the new fee structure, total expenses incurred by shareholders decreased.

Fidelity International Enhanced Index Fund

Fidelity Large Cap Core Enhanced Index Fund

Fidelity Large Cap Growth Enhanced Index Fund

Fidelity Large Cap Value Enhanced Index Fund

Fidelity Mid Cap Enhanced Index Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2019.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by the investment adviser under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's and Geode's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and met periodically, to evaluate potential fall-out benefits (PFOB Committee). The Board noted that the PFOB Committee, among other things: (i) discussed the legal framework surrounding potential fall-out benefits; (ii) reviewed the Board's responsibilities and approach to potential fall-out benefits; and (iii) reviewed practices employed by competitor funds regarding the review of potential fall-out benefits.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund, including the conclusions of the PFOB Committee, and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund flow and performance trends, in particular the underperformance of certain funds and strategies, and Fidelity's long-term strategies for certain funds; (ii) consideration of performance fees for additional funds; (iii) changes in Fidelity's non-fund businesses and the impact of such changes on the funds; (iv) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (v) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (vi) the expense structures for different funds and classes; (vii) information regarding other accounts managed by Fidelity, including collective investment trusts and separately managed accounts; and (viii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund's Amended and Restated Contracts should be approved and each fund's Advisory Contracts should be renewed.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot not be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2018 through November 30, 2019. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

GEI-SANN-0420
1.855142.112

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	April 23, 2020